UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

 (Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43271-0211

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.6%
	Common Stocks — 50.7%
	Aerospace & Defense — 1.8%
3,470	Boeing Co.	199,005
2,638	Goodrich Corp.	109,741
50	L-3 Communications Holdings, Inc.	4,916
2,370	Northrop Grumman Corp.	143,480
7,491	United Technologies Corp.	449,909

		907,051

	Air Freight & Logistics — 0.1%
50	FedEx Corp.	3,952
600	United Parcel Service, Inc., Class B	37,734

		41,686

	Auto Components — 0.4%
5,886	Johnson Controls, Inc.	178,522

	Beverages — 1.2%
9,863	Coca-Cola Co. (The)	521,555
1,700	Pepsi Bottling Group, Inc.	49,589
100	PepsiCo, Inc.	7,127

		578,271

	Biotechnology — 1.4%
350	Alexion Pharmaceuticals, Inc. (a)	13,755
2,500	Amgen, Inc. (a)	148,175
2,964	Celgene Corp. (a)	187,562
6,132	Gilead Sciences, Inc. (a)	279,497
720	United Therapeutics Corp. (a)	75,722

		704,711

	Capital Markets — 1.8%
4,140	Bank of New York Mellon Corp. (The)	134,881
2,080	Goldman Sachs Group, Inc. (The)	266,240
4,380	Merrill Lynch & Co., Inc.	110,814
7,901	Morgan Stanley	181,723
2,618	State Street Corp.	148,912
4,386	TD AMERITRADE Holding Corp. (a)	71,053

		913,623

	Chemicals — 1.7%
2,320	Air Products & Chemicals, Inc.	158,897
7,820	Dow Chemical Co. (The)	248,519
600	E.I. du Pont de Nemours & Co.	24,180
1,250	Monsanto Co.	123,725
1,200	PPG Industries, Inc.	69,984
1,200	Praxair, Inc.	86,088
1,549	Rohm & Haas Co.	108,430

		819,823

	Commercial Banks — 1.8%
2,140	Comerica, Inc.	70,171
500	Fifth Third Bancorp	5,950
500	Huntington Bancshares, Inc.	3,995
3,300	KeyCorp	39,402
680	M&T Bank Corp. (c)	60,690
250	Marshall & Ilsley Corp.	5,038
1,300	National City Corp. (c)	2,275
1,100	Synovus Financial Corp.	11,385
700	TCF Financial Corp. (c)	12,600
7,341	U.S. Bancorp (c)	264,423
8,329	Wells Fargo & Co.	312,586
1,968	Zions Bancorp (c)	76,162

		864,677

	Communications Equipment — 1.7%
17,003	Cisco Systems, Inc. (a)	383,588
9,439	Corning, Inc.	147,626
1,500	Juniper Networks, Inc. (a)	31,605
6,919	QUALCOMM, Inc.	297,309

		860,128

	Computers & Peripherals — 2.2%
2,158	Apple, Inc. (a)	245,278
8,994	Hewlett-Packard Co.	415,882
3,224	International Business Machines Corp.	377,079
2,550	NetApp, Inc. (a)	46,487

		1,084,726

	Construction & Engineering — 0.0% (g)
100	Fluor Corp.	5,570
50	Jacobs Engineering Group, Inc. (a)	2,716

		8,286

	Consumer Finance — 0.3%
1,200	American Express Co.	42,516
2,091	Capital One Financial Corp.	106,641

		149,157

	Diversified Consumer Services — 0.1%

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Diversified Consumer Services — Continued
50	Apollo Group, Inc., Class A (a)	2,965
860	ITT Educational Services, Inc. (a)	69,583

		72,548

	Diversified Financial Services — 2.1%
16,083	Bank of America Corp.	562,905
7,111	CIT Group, Inc. (c)	49,493
13,715	Citigroup, Inc.	281,295
150	IntercontinentalExchange, Inc. (a)	12,102
2,880	NYSE Euronext	112,838

		1,018,633

	Diversified Telecommunication Services — 1.8%
10,529	AT&T, Inc.	293,970
18,178	Verizon Communications, Inc.	583,332

		877,302

	Electric Utilities — 1.6%
300	Allegheny Energy, Inc.	11,031
5,578	American Electric Power Co., Inc.	206,553
3,636	Edison International	145,076
3,410	Exelon Corp.	213,535
1,472	FirstEnergy Corp.	98,609
100	FPL Group, Inc.	5,030
300	Pinnacle West Capital Corp.	10,323
1,500	PPL Corp.	55,530
2,450	Sierra Pacific Resources	23,471

		769,158

	Electrical Equipment — 0.1%
300	Cooper Industries Ltd., Class A	11,985
100	First Solar, Inc. (a)	18,891

		30,876

	Electronic Equipment, Instruments & Components — 0.2%
4,188	Tyco Electronics Ltd., (Bermuda)	115,840

	Energy Equipment & Services — 1.4%
2,360	Baker Hughes, Inc.	142,874
1,850	Halliburton Co.	59,922
650	National Oilwell Varco, Inc. (a)	32,650
3,858	Schlumberger Ltd.	301,271
860	Transocean, Inc. (a)	94,462
3,350	Weatherford International Ltd. (a)	84,219

		715,398

	Food & Staples Retailing — 1.8%
6,307	CVS/Caremark Corp.	212,294
7,816	Safeway, Inc.	185,396
4,721	SYSCO Corp.	145,548
5,706	Wal-Mart Stores, Inc.	341,732

		884,970

	Food Products — 1.1%
1,300	ConAgra Foods, Inc.	25,298
3,320	General Mills, Inc.	228,150
2,080	Kellogg Co.	116,688
5,909	Kraft Foods, Inc., Class A	193,520

		563,656

	Health Care Equipment & Supplies — 1.1%
1,240	Baxter International, Inc.	81,381
1,450	Boston Scientific Corp. (a)	17,792
1,169	C.R. Bard, Inc.	110,903
2,760	Covidien Ltd.	148,378
1,314	Medtronic, Inc.	65,831
1,770	Zimmer Holdings, Inc. (a)	114,271

		538,556

	Health Care Providers & Services — 0.9%
4,126	Aetna, Inc.	148,989
1,770	Cardinal Health, Inc.	87,226
1,100	Cigna Corp.	37,378
1,654	McKesson Corp.	89,002
2,039	WellPoint, Inc. (a)	95,364

		457,959

	Hotels, Restaurants & Leisure — 0.5%
950	Carnival Corp.	33,583
700	Darden Restaurants, Inc.	20,041
4,457	International Game Technology	76,570
600	McDonald’s Corp.	37,020
2,400	Royal Caribbean Cruises Ltd. (c)	49,800
1,450	Wyndham Worldwide Corp.	22,780

		239,794

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Household Durables — 0.1%
100	D.R. Horton, Inc.	1,302
1,190	KB Home	23,419
2,100	Lennar Corp., Class A (c)	31,899

		56,620

	Household Products — 1.9%
2,263	Colgate-Palmolive Co.	170,517
1,500	Kimberly-Clark Corp.	97,260
9,681	Procter & Gamble Co.	674,669

		942,446

	Independent Power Producers & Energy Traders — 0.1%
800	Constellation Energy Group, Inc.	19,440
450	NRG Energy, Inc. (a)	11,138

		30,578

	Industrial Conglomerates — 1.2%
350	3M Co.	23,909
19,577	General Electric Co.	499,213
3,000	Textron, Inc.	87,840

		610,962

	Insurance — 1.6%
850	ACE Ltd., (Switzerland)	46,011
1,608	Aflac, Inc.	94,470
1,750	American International Group, Inc.	5,828
3,750	Axis Capital Holdings Ltd., (Bermuda) (c)	118,912
800	Chubb Corp. (The)	43,920
700	Hartford Financial Services Group, Inc.	28,693
610	Lincoln National Corp.	26,114
2,060	MetLife, Inc.	115,360
950	Prudential Financial, Inc.	68,400
1,792	RenaissanceRe Holdings Ltd., (Bermuda)	93,184
1,850	Travelers Cos., Inc. (The)	83,620
3,000	XL Capital Ltd., (Bermuda), Class A	53,820

		778,332

	Internet & Catalog Retail — 0.1%
700	Amazon.com, Inc. (a)	50,932
1,250	Expedia, Inc. (a)	18,888

		69,820

	Internet Software & Services — 0.5%
534	Google, Inc., Class A (a)	213,878
600	Yahoo!, Inc. (a)	10,380

		224,258

	IT Services — 0.6%
1,444	Affiliated Computer Services, Inc., Class A (a)	73,110
3,224	Genpact Ltd., (Bermuda) (a)(c)	33,497
1,522	Infosys Technologies Ltd., (India), ADR (c)	50,698
3,220	Paychex, Inc.	106,357
400	Western Union Co. (The)	9,868

		273,530

	Machinery — 1.0%
1,604	Caterpillar, Inc.	95,598
1,738	Danaher Corp.	120,617
400	Dover Corp.	16,220
850	Eaton Corp.	47,753
950	Illinois Tool Works, Inc.	42,228
800	Ingersoll-Rand Co. Ltd., (Bermuda), Class A	24,936
4,270	PACCAR, Inc.	163,071

		510,423

	Media — 1.4%
350	DISH Network Corp., Class A (a)	7,350
15,747	News Corp., Class A	188,807
13,000	Time Warner, Inc.	170,430
11,020	Walt Disney Co. (The)	338,203

		704,790

	Metals & Mining — 0.1%
1,250	Alcoa, Inc.	28,225
100	Freeport-McMoRan Copper & Gold, Inc.	5,685
250	United States Steel Corp.	19,403

		53,313

	Multiline Retail — 0.3%
3,340	Family Dollar Stores, Inc.	79,158
1,357	Kohl’s Corp. (a)	62,531

		141,689

	Multi-Utilities — 0.2%
8,403	CMS Energy Corp. (c)	104,785

	Oil, Gas & Consumable Fuels — 5.3%
1,300	Anadarko Petroleum Corp.	63,063
400	Apache Corp.	41,712

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
50	Chesapeake Energy Corp.	1,793
4,589	Chevron Corp.	378,500
2,790	ConocoPhillips	204,368
400	Devon Energy Corp.	36,480
1,290	EOG Resources, Inc.	115,403
15,402	Exxon Mobil Corp.	1,196,118
910	Hess Corp.	74,693
2,238	Marathon Oil Corp.	89,229
3,990	Occidental Petroleum Corp.	281,096
2,742	XTO Energy, Inc.	127,558

		2,610,013

	Paper & Forest Products — 0.0% (g)
5,250	Domtar Corp., (Canada) (a)	24,150

	Pharmaceuticals — 3.1%
8,988	Abbott Laboratories	517,528
8,120	Bristol-Myers Squibb Co.	169,302
850	Forest Laboratories, Inc. (a)	24,038
1,800	Johnson & Johnson	124,704
11,236	Merck & Co., Inc.	354,608
5,700	Pfizer, Inc.	105,108
10,178	Schering-Plough Corp.	187,988
1,300	Wyeth	48,022

		1,531,298

	Real Estate Investment Trusts (REITs) — 0.7%
1,381	Alexandria Real Estate Equities, Inc. (c)	155,362
604	Apartment Investment & Management Co., Class A	21,152
150	Camden Property Trust	6,879
500	Digital Realty Trust, Inc. (c)	23,625
750	Duke Realty Corp.	18,435
2,100	Hospitality Properties Trust	43,092
300	Host Hotels & Resorts, Inc.	3,987
200	Kimco Realty Corp.	7,388
100	Liberty Property Trust	3,765
1,550	ProLogis	63,969

		347,654

	Road & Rail — 1.0%
1,340	Burlington Northern Santa Fe Corp.	123,856
100	CSX Corp.	5,457
5,064	Norfolk Southern Corp.	335,288
300	Union Pacific Corp.	21,348

		485,949

	Semiconductors & Semiconductor Equipment — 0.9%
550	Altera Corp.	11,374
600	Broadcom Corp., Class A (a)	11,178
600	Intel Corp.	11,238
800	KLA-Tencor Corp.	25,320
1,490	Lam Research Corp. (a)	46,920
5,040	Marvell Technology Group Ltd., (Bermuda) (a)	46,872
2,086	Tessera Technologies, Inc. (a) (c)	34,085
3,000	Texas Instruments, Inc.	64,500
7,351	Xilinx, Inc.	172,381

		423,868

	Software — 1.7%
250	Adobe Systems, Inc. (a)	9,868
27,561	Microsoft Corp.	735,602
3,550	Oracle Corp. (a)	72,101
690	SAP AG, (Germany), ADR	36,867
50	Symantec Corp. (a)	979

		855,417

	Specialty Retail — 0.7%
200	Abercrombie & Fitch Co., Class A	7,890
2,476	Advance Auto Parts, Inc.	98,198
3,330	Dick’s Sporting Goods, Inc. (a)	65,201
200	GameStop Corp., Class A (a)	6,842
1,500	Limited Brands, Inc.	25,980
4,706	Staples, Inc.	105,886
600	TJX Cos., Inc.	18,312

		328,309

	Textiles, Apparel & Luxury Goods — 0.6%
250	Coach, Inc. (a)	6,260
2,390	Nike, Inc., Class B	159,890
150	Phillips-Van Heusen Corp.	5,687
1,074	Polo Ralph Lauren Corp.	71,571
950	V.F. Corp.	73,445

		316,853

	Thrifts & Mortgage Finance — 0.0% (g)
1,450	Fannie Mae	2,219

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Tobacco — 0.4%
9,046	Altria Group, Inc.	179,473
300	Philip Morris International, Inc.	14,430

		193,903

	Wireless Telecommunication Services — 0.1%
650	American Tower Corp., Class A (a)	23,381
200	Crown Castle International Corp. (a)	5,794
4,550	Sprint Nextel Corp.	27,755

		56,930

	Total Common Stocks (Cost $28,310,843)	25,073,460

PRINCIPAL AMOUNT($)

	Asset-Backed Securities — 0.9%
25,000	Capital One Multi-Asset Execution Trust, Series 2003-B5, Class B5, 4.79%, 08/15/13	22,908
38,264	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.98%, 09/15/10	38,294
48,238	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32 (i)	42,827
260,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	257,237
87,691	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	86,106

	Total Asset-Backed Securities (Cost $458,225)	447,372

	Collateralized Mortgage Obligations — 19.1%
	Agency CMO — 17.8%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
123,000	Series 13, Class LL, 6.85%, 06/25/23	127,704
213,166	Series 31, Class Z, 8.00%, 04/25/24	224,310
	Federal Home Loan Mortgage Corp. REMICS,
16,307	Series 85, Class C, 8.60%, 01/15/21	17,264
82,897	Series 168, Class G, 6.50%, 07/15/21	82,804
8,533	Series 189, Class D, 6.50%, 10/15/21	8,910
17,829	Series 1047, Class H, 6.00%, 02/15/21	17,809
9,599	Series 1062, Class H, 6.50%, 04/15/21	9,807
8,883	Series 1116, Class I, 5.50%, 08/15/21	8,873
20,030	Series 1120, Class L, 8.00%, 07/15/21	21,754
2,216	Series 1191, Class E, 7.00%, 01/15/22	2,218
1,815	Series 1240, Class M, 6.50%, 02/15/22	1,821
27,849	Series 1254, Class N, 8.00%, 04/15/22	27,821
193,188	Series 1617, Class PM, 6.50%, 11/15/23	200,804
22,724	Series 1668, Class D, 6.50%, 02/15/14	23,419
6,277	Series 1708, Class E, 6.00%, 03/15/09	6,271
84,893	Series 1710, Class GH, 8.00%, 04/15/24	92,440
131,594	Series 1714, Class K, 7.00%, 04/15/24	137,099
18,472	Series 1753, Class D, 8.50%, 09/15/24	19,531
1,384	Series 1819, Class E, 6.00%, 02/15/11	1,383
129,189	Series 1843, Class Z, 7.00%, 04/15/26	134,760
160,120	Series 2115, Class PE, 6.00%, 01/15/14	164,822
68,839	Series 2178, Class PB, 7.00%, 08/15/29	71,491
279,162	Series 2405, Class JF, 6.00%, 01/15/17	288,344
119,689	Series 2425, Class OB, 6.00%, 03/15/17	123,621
278,367	Series 2473, Class JZ, 6.50%, 07/15/32	287,175
125,000	Series 2522, Class AH, 5.25%, 02/15/32	124,621
100,000	Series 2549, Class PD, 5.50%, 06/15/31	101,031

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO— Continued
74,952	Series 2557, Class WJ, 5.00%, 07/15/14	75,292
119,885	Series 2628, Class AB, 4.50%, 06/15/18	117,005
253,186	Series 2636, Class Z, 4.50%, 06/15/18	245,840
315,300	Series 2651, Class VZ, 4.50%, 07/15/18	305,703
117,634	Series 2695, Class NB, 4.00%, 10/15/18	110,633
127,923	Series 2756, Class NA, 5.00%, 02/15/24	125,271
119,000	Series 2808, Class PG, 5.50%, 04/15/33	117,857
175,000	Series 2835, Class HB, 5.50%, 08/15/24	171,450
107,444	Series 2837, Class ED, 5.00%, 08/15/19	105,239
245,000	Series 2850, Class DN, 5.00%, 08/15/19	240,845
216,783	Series 2875, Class EB, 4.50%, 10/15/19	209,549
300,000	Series 2929, Class PE, 5.00%, 05/15/33	292,541
136,387	Series 2930, Class DE, 4.50%, 02/15/20	131,672
116,000	Series 2938, Class JB, 4.50%, 02/15/20	108,747
265,000	Series 2959, Class PE, 5.50%, 11/15/30	266,506
400,000	Series 3082, Class PR, 5.50%, 02/15/33	400,771
100,000	Series 3334, Class MB, 5.00%, 09/15/29	99,237
100,000	Series 3334, Class MC, 5.00%, 04/15/33	97,451
153,534	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	156,941
	Federal National Mortgage Association REMICS,
51,914	Series 1988-4, Class Z, 9.25%, 03/25/18	56,106
9,915	Series 1989-21, Class G, 10.45%, 04/25/19	10,807
49,946	Series 1989-37, Class G, 8.00%, 07/25/19	53,696
9,462	Series 1989-86, Class E, 8.75%, 11/25/19	10,369
12,007	Series 1990-30, Class E, 6.50%, 03/25/20	12,472
20,078	Series 1990-105, Class J, 6.50%, 09/25/20	21,081
13,428	Series 1991-129, Class G, 8.75%, 09/25/21	14,555
41,693	Series 1993-119, Class H, 6.50%, 07/25/23	43,621
50,086	Series 1993-140, Class J, 6.65%, 06/25/13	50,489
290	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	291
104,656	Series 1993-225, Class UB, 6.50%, 12/25/23	107,415
184,000	Series 1994-81, Class LL, 7.50%, 02/25/24	194,466
341,401	Series 1997-42, Class PG, 7.00%, 07/18/12	354,256
4,408	Series 1997-49, Class B, 10.00%, 06/17/27	4,800
110,298	Series 1998-37, Class VZ, 6.00%, 06/17/28	113,485
79,700	Series 1998-66, Class B, 6.50%, 12/25/28	82,530
300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	308,418
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	338,002
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	146,240
116,941	Series 2003-74, Class PJ, 3.50%, 08/25/33	104,440
300,000	Series 2004-76, Class CL, 4.00%, 10/25/19	280,056
200,000	Series 2005-21, Class MC, 5.00%, 05/25/32	198,792
150,000	Series 2005-59, Class PC, 5.50%, 03/25/31	150,379
200,000	Series 2007-47, Class PC, 5.00%, 07/25/33	195,870
250,000	Series 2007-79, Class PC, 5.00%, 01/25/32	244,807
11,460	Series G-29, Class O, 8.50%, 09/25/21	12,035
8,390	Government National Mortgage Association, Series 1995-4, Class CQ, 8.00%, 06/20/25	8,993

		8,824,928

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — 1.3%
77,111	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 10/25/33	74,547
106,148	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	99,413
34,303	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	31,763
27,960	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	27,988
90,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.00%, 06/25/34	85,504
	Wells Fargo Mortgage Backed Securities Trust,
88,843	Series 2004-7, Class 2A2, 5.00%, 07/25/19	83,762
70,688	Series 2004-EE, Class 3A1, VAR, 4.26%, 12/25/34	65,431
175,000	Series 2004-S, Class A5, VAR, 3.62%, 09/25/34	171,518

		639,926

	Total Collateralized Mortgage Obligations (Cost $9,305,630)	9,464,854

	Commercial Mortgage-Backed Securities — 0.4%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	168,163
30,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.09%, 08/15/39	27,571

	Total Commercial Mortgage- Backed Securities (Cost $210,560)	195,734

	Corporate Bonds — 5.2%
	Airlines — 0.1%
70,000	Continental Airlines, Inc., 7.06%, 09/15/09	68,775

	Automobiles — 0.1%
70,000	Daimler Finance North America LLC, 7.20%, 09/01/09	70,747

	Capital Markets — 0.8%
75,000	Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14 (y)	70,117
120,000	Credit Suisse USA, Inc., 6.50%, 01/15/12	118,415
100,000	Goldman Sachs Group, Inc. (The), 4.75%, 07/15/13	86,222
100,000	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12 (d)	12,500
100,000	Morgan Stanley, 5.75%, 10/18/16	62,012

		349,266

	Chemicals — 0.3%
120,000	Dow Capital BV, (Netherlands), 8.50%, 06/08/10	127,410

	Commercial Banks — 0.9%
100,000	Bank of America Corp., 7.13%, 10/15/11	99,740
100,000	Branch Banking & Trust Co., 4.88%, 01/15/13	89,692
110,000	National City Corp., 4.90%, 01/15/15	45,123
25,000	UnionBanCal Corp., 5.25%, 12/16/13	23,742
200,000	Wachovia Corp., 6.61%, 10/01/25	118,627

		376,924

	Commercial Services & Supplies — 0.1%
50,000	Pitney Bowes, Inc., 3.88%, 06/15/13	47,768

	Consumer Finance — 0.2%
120,000	American General Finance Corp., 4.00%, 03/15/11	46,995
50,000	HSBC Finance Corp., 8.00%, 07/15/10	51,023

		98,018

	Diversified Financial Services — 0.3%
190,000	Citigroup, Inc., 5.00%, 09/15/14	145,675

	Diversified Telecommunication Services — 0.6%
300,000	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	308,919

	Electric Utilities — 0.5%
40,000	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	37,110

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities— Continued
75,000	Duke Energy Carolinas LLC, 6.25%, 01/15/12	77,214
100,000	Exelon Corp., 6.75%, 05/01/11	100,752
50,000	PSEG Power LLC, 7.75%, 04/15/11	51,877

		266,953

	Food & Staples Retailing — 0.1%
50,000	Kroger Co. (The), 8.05%, 02/01/10	51,351

	Insurance — 0.1%
50,000	ACE INA Holdings, Inc., 5.88%, 06/15/14	49,096

	Media — 0.6%
50,000	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	52,440
50,000	Cox Communications, Inc., 7.75%, 11/01/10	51,851
100,000	Historic TW, Inc., 9.13%, 01/15/13	104,999
100,000	News America, Inc., 6.75%, 01/09/38	97,337

		306,627

	Multi-Utilities — 0.1%
40,000	Dominion Resources, Inc., 6.25%, 06/30/12	40,492

	Real Estate Investment Trusts (REITs) — 0.0% (g)
20,000	HRPT Properties Trust, 6.65%, 01/15/18	17,118

	Road & Rail — 0.3%
150,000	Norfolk Southern Corp., 7.05%, 05/01/37	154,726

	Thrifts & Mortgage Finance — 0.1%
75,000	Countrywide Home Loans, Inc., 4.00%, 03/22/11	64,527

	Total Corporate Bonds (Cost $2,996,882)	2,544,392

	Mortgage Pass-Through Securities — 2.3%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
206,928	4.00%, 08/01/18	201,132
14,472	6.00%, 03/01/13	14,738
22,300	6.50%, 03/01/13 - 06/01/13	23,278
14,046	7.00%, 06/01/13	14,798
1,955	8.00%, 10/01/10	2,022
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
179,274	6.50%, 11/01/22 - 03/01/26	185,645
12,919	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 8.00%, 09/01/26	14,014
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
43,340	7.00%, 12/01/14 - 03/01/16	44,694
8,229	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 8.00%, 04/01/17	8,857
	Federal National Mortgage Association, 15 Year, Single Family,
41,541	6.00%, 08/01/13 - 12/01/13	42,522
33,866	6.50%, 04/01/13	35,148
33,023	7.00%, 06/01/13	34,829
3,569	7.50%, 08/01/09	3,650
	Federal National Mortgage Association, 30 Year, Single Family,
152,913	5.50%, 12/01/33	152,939
60,185	8.00%, 05/01/17	65,043
24,186	8.50%, 11/01/18	26,206
9,478	9.00%, 12/01/17	10,387
7,979	Government National Mortgage Association II, 15 Year, Single Family, 8.00%, 12/20/10	8,306
	Government National Mortgage Association II, 30 Year, Single Family,
7,190	7.50%, 01/20/27	7,733
17,602	8.00%, 06/20/26 - 05/20/27	19,246
	Government National Mortgage Association, 15 Year, Single Family,
37,947	6.50%, 09/15/13	39,586
18,271	8.50%, 10/15/11	19,659
	Government National Mortgage Association, 30 Year, Single Family,

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mortgage Pass-Through Securities— Continued
21,394	7.00%, 02/15/11 - 06/15/28	22,547
2,073	7.50%, 05/15/26	2,239
65,387	8.00%, 11/15/16 - 09/15/27	71,461
41,452	8.50%, 12/15/22	45,660

	Total Mortgage Pass-Through Securities (Cost $1,086,940)	1,116,339

	U.S. Treasury Obligations — 5.0%
	U.S. Treasury Bonds,
1,500,000	7.13%, 02/15/23	1,935,704
325,000	7.88%, 02/15/21	436,897
40,000	8.13%, 08/15/19	53,684
33,248	U.S. Treasury Inflation Indexed Notes, 2.00%, 01/15/16	32,845

	Total U.S. Treasury Obligations (Cost $2,336,451)	2,459,130

SHARES

	Investment Companies — 15.0%
24,041	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	418,796
81,344	JPMorgan International Equity Fund, Select Class (b)	1,874,157
219,824	JPMorgan International Opportunities Fund, Institutional Class (b)	2,798,360
81,622	JPMorgan Small Cap Equity Fund, Select Class (b)	2,295,205

	Total Investment Companies (Cost $10,365,560)	7,386,518

	Total Long-Term Investments (Cost $55,071,091)	48,687,799

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
865,531	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $865,531)	865,531

	Investments of Cash Collateral for Securities on Loan —1.5%
	Investment Company — 1.5%
757,213	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $757,213)	757,213

	Total Investments — 101.9% (Cost $56,693,835)	50,310,543
	Liabilities in Excess of Other Assets — (1.9)%	(913,955)

	NET ASSETS — 100.0%	$49,396,588

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt
CMO -	Collateralized Mortgage Obligation
IF -

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2008. The rate may be subject to a cap and floor.

REMICS -	Real Estate Mortgage Investment Conduit
SUB -	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2008
VAR -	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,290,650
Aggregate gross unrealized depreciation	(7,673,942)

Net unrealized appreciation/depreciation	($6,383,292)

Federal income tax cost of investments	$56,693,835

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Balanced Portfolio
Level 1	$ 33,995,157	$ -
Level 2	16,315,386	-
Level 3	-	-
Total	$ 50,310,543	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.9%
	Asset-Backed Securities — 1.1%
150,000	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	149,834
	AmeriCredit Automobile Receivables Trust,
167,181	Series 2006-BG, Class A3, 5.21%, 10/06/11	163,713
400,000	Series 2006-BG, Class A4, 5.21%, 09/06/13	351,619
57,440	Bear Stearns Asset Backed Securities Trust, Series 2006- SD1, Class A, VAR, 3.58%, 04/25/36 (i)	39,775
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.95%, 02/18/14	406,957
153,459	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	150,686
75,000	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 3.41%, 01/25/36	61,360
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	179,831
75,000	Series 2003-C1, Class C1, VAR, 4.19%, 06/15/12	71,509
240,000	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	239,257

	Total Asset-Backed Securities (Cost $1,962,403)	1,814,541

	Collateralized Mortgage Obligations — 55.8%
	Agency CMO — 33.8%
396,176	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.00%, 03/25/23	419,817
	Federal Home Loan Mortgage Corp. REMICS,
14,817	Series 11, Class D, 9.50%, 07/15/19	15,578
10,052	Series 22, Class C, 9.50%, 04/15/20	10,608
2,263	Series 47, Class F, 10.00%, 06/15/20	2,493
1,674	Series 99, Class Z, 9.50%, 01/15/21	1,776
2,145	Series 1065, Class J, 9.00%, 04/15/21	2,267
304,980	Series 1113, Class J, 8.50%, 06/15/21	329,249
16,769	Series 1250, Class J, 7.00%, 05/15/22	17,344
28,544	Series 1316, Class Z, 8.00%, 06/15/22	29,862
48,896	Series 1324, Class Z, 7.00%, 07/15/22	51,510
35,403	Series 1343, Class LA, 8.00%, 08/15/22	37,834
41,262	Series 1343, Class LB, 7.50%, 08/15/22	41,217
30,997	Series 1394, Class ID, IF, 9.57%, 10/15/22	31,961
27,745	Series 1395, Class G, 6.00%, 10/15/22	27,714
20,184	Series 1505, Class Q, 7.00%, 05/15/23	20,842
39,574	Series 1518, Class G, IF, 7.18%, 05/15/23	37,964
41,823	Series 1541, Class O, VAR, 2.99%, 07/15/23	40,558
42,204	Series 1596, Class D, 6.50%, 10/15/13	43,166
17,123	Series 1607, Class SA, IF, 15.13%, 10/15/13	18,862
36,999	Series 1609, Class LG, IF, 11.92%, 11/15/23	37,948
2,314	Series 1625, Class SD, IF, 8.51%, 12/15/08	2,317
500,000	Series 1638, Class H, 6.50%, 12/15/23	520,722
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,684
5,584	Series 1685, Class Z, 6.00%, 11/15/23	5,578
21,718	Series 1700, Class GA, PO, 02/15/24	18,031
1,650,890	Series 1732, Class K, 6.50%, 05/15/24	1,716,722
102,893	Series 1798, Class F, 5.00%, 05/15/23	103,285
225,839	Series 1863, Class Z, 6.50%, 07/15/26	233,011
4,027	Series 1865, Class D, PO, 02/15/24	2,262
145	Series 1967, Class PC, PO, 10/15/08	144

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — Continued
67,802	Series 1981, Class Z, 6.00%, 05/15/27	69,392
85,105	Series 1987, Class PE, 7.50%, 09/15/27	85,714
41,911	Series 2025, Class PE, 6.30%, 01/15/13	42,595
23,026	Series 2033, Class SN, IF, IO, 19.32%, 03/15/24	7,020
38,516	Series 2038, Class PN, IO, 7.00%, 03/15/28	8,622
101,568	Series 2054, Class PV, 7.50%, 05/15/28	106,690
61,820	Series 2055, Class OE, 6.50%, 05/15/13	63,641
165,597	Series 2064, Class TE, 7.00%, 06/15/28	172,039
140,352	Series 2075, Class PH, 6.50%, 08/15/28	145,096
95,947	Series 2102, Class TU, 6.00%, 12/15/13	98,813
207,052	Series 2115, Class PE, 6.00%, 01/15/14	213,132
29,301	Series 2132, Class SB, IF, 19.78%, 03/15/29	31,637
62,294	Series 2134, Class PI, IO, 6.50%, 03/15/19	9,924
12,720	Series 2135, Class UK, IO, 6.50%, 03/15/14	1,355
3,540	Series 2143, Class CD, 6.00%, 02/15/28	3,540
829,000	Series 2172, Class QC, 7.00%, 07/15/29	884,370
251,455	Series 2182, Class ZB, 8.00%, 09/15/29	266,389
42,989	Series 2247, Class Z, 7.50%, 08/15/30	46,093
12,635	Series 2261, Class ZY, 7.50%, 10/15/30	12,876
178,924	Series 2283, Class K, 6.50%, 12/15/23	187,749
25,794	Series 2306, Class K, PO, 05/15/24	21,855
61,905	Series 2306, Class SE, IF, IO, 6.77%, 05/15/24	8,940
84,031	Series 2325, Class PM, 7.00%, 06/15/31	88,715
480,975	Series 2344, Class ZD, 6.50%, 08/15/31	501,301
78,628	Series 2344, Class ZJ, 6.50%, 08/15/31	80,906
49,967	Series 2345, Class NE, 6.50%, 08/15/31	51,572
449,631	Series 2345, Class PQ, 6.50%, 08/15/16	468,662
161,716	Series 2355, Class BP, 6.00%, 09/15/16	166,990
180,923	Series 2359, Class ZB, 8.50%, 06/15/31	191,987
4,398	Series 2362, Class PD, 6.50%, 06/15/20	4,403
289,954	Series 2391, Class QR, 5.50%, 12/15/16	295,360
170,290	Series 2392, Class PV, 6.00%, 12/15/20	171,493
229,730	Series 2394, Class MC, 6.00%, 12/15/16	231,553
98,876	Series 2410, Class OE, 6.38%, 02/15/32	101,353
149,981	Series 2410, Class QS, IF, 13.03%, 02/15/32	150,505
95,369	Series 2410, Class QX, IF, IO, 6.16%, 02/15/32	9,950
51,127	Series 2412, Class SE, IF, 11.25%, 02/15/09	51,674
100,000	Series 2412, Class SP, IF, 11.13%, 02/15/32	95,369
205,352	Series 2423, Class MC, 7.00%, 03/15/32	212,896
328,441	Series 2423, Class MT, 7.00%, 03/15/32	340,507
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	230,484
470,000	Series 2435, Class VH, 6.00%, 07/15/19	481,370
142,282	Series 2444, Class ES, IF, IO, 5.46%, 03/15/32	13,700
94,854	Series 2450, Class SW, IF, IO, 5.51%, 03/15/32	9,431
41,671	Series 2454, Class BG, 6.50%, 08/15/31	42,036
300,000	Series 2455, Class GK, 6.50%, 05/15/32	308,436
290,727	Series 2460, Class VZ, 6.00%, 11/15/29	297,278
223,718	Series 2484, Class LZ, 6.50%, 07/15/32	230,688
252,695	Series 2498, Class UD, 5.50%, 06/15/16	254,574
790,000	Series 2500, Class MC, 6.00%, 09/15/32	791,305

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — Continued
122,191	Series 2503, Class BH, 5.50%, 09/15/17	124,275
124,443	Series 2513, Class YO, PO, 02/15/32	106,434
442,300	Series 2515, Class DE, 4.00%, 03/15/32	418,262
500,000	Series 2535, Class BK, 5.50%, 12/15/22	504,661
300,000	Series 2543, Class YX, 6.00%, 12/15/32	298,722
500,000	Series 2544, Class HC, 6.00%, 12/15/32	505,383
221,643	Series 2565, Class MB, 6.00%, 05/15/30	226,791
500,000	Series 2575, Class ME, 6.00%, 02/15/33	497,595
128,947	Series 2586, Class WI, IO, 6.50%, 03/15/33	30,036
164,284	Series 2594, Class VA, 6.00%, 03/15/14	167,277
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	409,755
342,849	Series 2597, Class DS, IF, IO, 5.06%, 02/15/33	32,620
476,583	Series 2599, Class DS, IF, IO, 4.51%, 02/15/33	31,097
563,063	Series 2610, Class DS, IF, IO, 4.61%, 03/15/33	39,708
737,814	Series 2611, Class SH, IF, IO, 5.16%, 10/15/21	56,088
500,000	Series 2617, Class GR, 4.50%, 05/15/18	482,975
759,984	Series 2626, Class NS, IF, IO, 4.06%, 06/15/23	66,366
500,000	Series 2628, Class WA, 4.00%, 07/15/28	490,183
500,000	Series 2631, Class LC, 4.50%, 06/15/18	484,375
632,966	Series 2636, Class Z, 4.50%, 06/15/18	614,601
199,277	Series 2638, Class DS, IF, 6.11%, 07/15/23	159,512
29,395	Series 2643, Class HI, IO, 4.50%, 12/15/16	2,087
79,395	Series 2656, Class SH, IF, 14.14%, 02/15/25	83,611
349,177	Series 2668, Class SB, IF, 4.99%, 10/15/15	324,837
500,000	Series 2675, Class CK, 4.00%, 09/15/18	467,437
231,574	Series 2682, Class YS, IF, 5.27%, 10/15/33	161,852
274,714	Series 2684, Class TO, PO, 10/15/33	143,274
170,616	Series 2686, Class GB, 5.00%, 05/15/20	172,214
184,441	Series 2691, Class WS, IF, 5.27%, 10/15/33	113,649
138,460	Series 2705, Class SC, IF, 5.27%, 11/15/33	86,770
211,357	Series 2705, Class SD, IF, 5.80%, 11/15/33	138,327
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	922,771
750,000	Series 2727, Class BS, IF, 5.34%, 01/15/34	431,354
13,556	Series 2733, Class GF, VAR, 0.00%, 09/15/33	6,714
500,000	Series 2743, Class HD, 4.50%, 08/15/17	496,267
209,330	Series 2744, Class FE, VAR, 0.00%, 02/15/34	147,690
500,000	Series 2744, Class PD, 5.50%, 08/15/33	509,768
144,668	Series 2753, Class S, IF, 7.03%, 02/15/34	91,958
162,703	Series 2755, Class SA, IF, 9.23%, 05/15/30	157,996
151,690	Series 2766, Class SX, IF, 9.04%, 03/15/34	96,130
59,746	Series 2769, Class PO, PO, 03/15/34	33,841
467,491	Series 2776, Class SK, IF, 5.34%, 04/15/34	296,116
46,913	Series 2778, Class BS, IF, 9.53%, 04/15/34	38,068
268,115	Series 2780, Class JG, 4.50%, 04/15/19	257,398
702,000	Series 2809, Class UB, 4.00%, 09/15/17	692,584
135,304	Series 2827, Class SQ, IF, 7.50%, 01/15/19	135,092
26,184	Series 2841, Class GO, PO, 08/15/34	15,800
123,104	Series 2846, Class PO, PO, 08/15/34	75,653
500,000	Series 2899, Class KB, 4.50%, 03/15/19	480,145
500,000	Series 2931, Class QC, 4.50%, 01/15/19	491,744

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Agency CMO — Continued
95,415		Series 2958, Class KB, 5.50%, 04/15/35	95,766
100,000		Series 2975, Class KO, PO, 05/15/35	52,268
121,790		Series 2989, Class PO, PO, 06/15/23	95,804
300,000		Series 3047, Class OD, 5.50%, 10/15/35	292,845
107,343		Series 3101, Class EA, 6.00%, 06/15/20	110,122
229,020		Series 3117, Class EO, PO, 02/15/36	173,050
363,069		Series 3260, Class CS, IF, IO, 3.65%, 01/15/37	21,994
2,487,330		Series 3430, Class AI, IO, 1.42%, 09/15/12	67,631
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
28,229		Series T-41, Class 3A, VAR, 7.50%, 07/25/32	29,567
191,917		Series T-54, Class 2A, 6.50%, 02/25/43	196,176
88,460		Series T-54, Class 3A, 7.00%, 02/25/43	93,871
53,645		Series T-58, Class APO, PO, 09/25/43	44,580
		Federal National Mortgage Association Interest STRIPS,
104,021		Series 329, Class 1, PO, 01/01/33	80,826
137,297		Series 340, Class 1, PO, 09/01/33	103,110
–	(h)	Series K, Class 2, HB, 255.60%, 11/01/08	–	(h)
		Federal National Mortgage Association REMICS,
13,413		Series 1989-83, Class H, 8.50%, 11/25/19	14,457
2,740		Series 1990-1, Class D, 8.80%, 01/25/20	2,975
13,149		Series 1990-10, Class L, 8.50%, 02/25/20	14,189
2,580		Series 1990-93, Class G, 5.50%, 08/25/20	2,638
45		Series 1990-140, Class K, HB, IO, 652.15%, 12/25/20	667
4,913		Series 1990-143, Class J, 8.75%, 12/25/20	5,372
77,871		Series 1992-101, Class J, 7.50%, 06/25/22	79,603
31,823		Series 1992-143, Class MA, 5.50%, 09/25/22	32,265
7,571		Series 1993-165, Class SD, IF, 9.13%, 09/25/23	7,749
37,755		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	40,627
37,706		Series 1993-167, Class GA, 7.00%, 09/25/23	38,650
107		Series 1993-190, Class S, IF, 10.91%, 10/25/08	107
26		Series 1993-196, Class FA, VAR, 3.60%, 10/25/08	26
39		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	39
367,956		Series 1993-203, Class PL, 6.50%, 10/25/23	379,001
16,324		Series 1993-205, Class H, PO, 09/25/23	12,953
268,348		Series 1993-225, Class UB, 6.50%, 12/25/23	275,423
6,871		Series 1993-230, Class FA, VAR, 3.98%, 12/25/23	6,829
338,653		Series 1993-250, Class Z, 7.00%, 12/25/23	351,962
104,298		Series 1993-257, Class C, PO, 06/25/23	92,882
2,663		Series 1994-33, Class FA, VAR, 3.70%, 03/25/09	2,652
53,950		Series 1995-2, Class Z, 8.50%, 01/25/25	57,149
83,206		Series 1995-19, Class Z, 6.50%, 11/25/23	86,834
13,873		Series 1996-59, Class J, 6.50%, 08/25/22	14,381
115,204		Series 1996-59, Class K, 6.50%, 07/25/23	118,490
447,419		Series 1997-20, Class IB, VAR, IO, 1.84%, 03/25/27	12,304
43,126		Series 1997-39, Class PD, 7.50%, 05/20/27	45,013
98,080		Series 1997-46, Class PL, 6.00%, 07/18/27	100,008
257,592		Series 1997-61, Class ZC, 7.00%, 02/25/23	269,621
121,816		Series 1998-36, Class ZB, 6.00%, 07/18/28	125,915
119,041		Series 1998-43, Class SA, IF, IO, 14.39%, 04/25/23	42,828
18,622		Series 2000-52, Class IO, IO, 8.50%, 01/25/31	4,850

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — Continued
240,091	Series 2001-30, Class PM, 7.00%, 07/25/31	250,745
240,346	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	50,652
372,038	Series 2001-36, Class DE, 7.00%, 08/25/31	388,294
45,612	Series 2001-44, Class PD, 7.00%, 09/25/31	47,231
212,119	Series 2001-52, Class XN, 6.50%, 11/25/15	220,260
567,189	Series 2001-61, Class Z, 7.00%, 11/25/31	585,807
306,611	Series 2001-69, Class PG, 6.00%, 12/25/16	316,217
197,513	Series 2001-71, Class QE, 6.00%, 12/25/16	203,659
99,247	Series 2001-80, Class PE, 6.00%, 07/25/29	101,545
110,960	Series 2002-1, Class HC, 6.50%, 02/25/22	115,166
28,980	Series 2002-1, Class SA, IF, 14.77%, 02/25/32	31,365
343,873	Series 2002-3, Class OG, 6.00%, 02/25/17	354,643
31,515	Series 2002-8, Class SR, IF, 9.66%, 03/25/09	31,894
681,718	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	43,235
340,058	Series 2002-28, Class PK, 6.50%, 05/25/32	349,515
691,789	Series 2002-62, Class ZE, 5.50%, 11/25/17	708,240
101,057	Series 2002-73, Class S, IF, 8.23%, 11/25/09	102,113
226,046	Series 2002-74, Class VB, 6.00%, 11/25/31	228,232
132,598	Series 2002-77, Class S, IF, 8.60%, 12/25/32	128,349
28,700	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	4,253
231,031	Series 2002-93, Class PD, 3.50%, 02/25/29	228,753
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	501,822
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	236,550
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	250,309
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	96,572
72,389	Series 2003-64, Class SX, IF, 7.54%, 07/25/33	56,686
201,708	Series 2003-66, Class PA, 3.50%, 02/25/33	183,832
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	550,326
503,007	Series 2003-68, Class QP, 3.00%, 07/25/22	476,827
137,818	Series 2003-71, Class DS, IF, 4.15%, 08/25/33	84,219
808,952	Series 2003-73, Class GA, 3.50%, 05/25/31	772,809
885,841	Series 2003-80, Class SY, IF, IO, 4.44%, 06/25/23	97,421
500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	488,689
105,810	Series 2003-91, Class SD, IF, 7.16%, 09/25/33	94,005
250,000	Series 2003-106, Class US, IF, 4.26%, 11/25/23	166,591
500,000	Series 2003-106, Class WE, 4.50%, 11/25/22	482,240
742,379	Series 2003-116, Class SB, IF, IO, 4.39%, 11/25/33	72,487
600,000	Series 2003-117, Class JB, 3.50%, 06/25/33	544,183
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	501,701
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	465,391
125,773	Series 2003-130, Class SX, IF, 6.71%, 01/25/34	115,821
208,233	Series 2003-132, Class OA, PO, 08/25/33	159,712
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	650,565
298,388	Series 2004-4, Class QM, IF, 7.79%, 06/25/33	280,774
194,173	Series 2004-10, Class SC, IF, 15.77%, 02/25/34	211,401
164,907	Series 2004-14, Class SD, IF, 4.26%, 03/25/34	105,963
174,232	Series 2004-21, Class CO, PO, 04/25/34	87,734
178,833	Series 2004-22, Class A, 4.00%, 04/25/19	168,823
376,835	Series 2004-36, Class SA, IF, 10.71%, 05/25/34	374,132
76,433	Series 2004-51, Class SY, IF, 7.83%, 07/25/34	69,797

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — Continued
150,029	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	143,913
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	186,704
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	929,099
226,413	Series 2004-92, Class JO, PO, 12/25/34	214,157
762,510	Series 2005-28, Class JA, 5.00%, 04/25/35	714,499
671,628	Series 2005-40, Class YA, 5.00%, 09/25/20	677,686
366,293	Series 2005-47, Class AN, 5.00%, 12/25/16	369,314
501,734	Series 2005-52, Class PA, 6.50%, 06/25/35	519,325
853,000	Series 2005-68, Class BC, 5.25%, 06/25/35	854,337
910,559	Series 2005-84, Class XM, 5.75%, 10/25/35	928,953
1,000,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,026,008
700,000	Series 2005-110, Class MN, 5.50%, 06/25/35	701,532
195,283	Series 2006-22, Class AO, PO, 04/25/36	142,472
455,072	Series 2006-59, Class QO, PO, 01/25/33	352,617
504,116	Series 2006-110, Class PO, PO, 11/25/36	357,252
1,002,957	Series 2007-7, Class SG, IF, IO, 3.29%, 08/25/36	61,671
932,803	Series 2008-16, Class IS, IF, IO, 2.99%, 03/25/38	62,507
33,153	Series G92-15, Class Z, 7.00%, 01/25/22	33,813
6,006	Series G92-42, Class Z, 7.00%, 07/25/22	6,291
123,585	Series G92-44, Class ZQ, 8.00%, 07/25/22	131,915
73,990	Series G92-54, Class ZQ, 7.50%, 09/25/22	78,434
4,646	Series G92-59, Class F, VAR, 3.40%, 10/25/22	4,435
11,964	Series G92-61, Class Z, 7.00%, 10/25/22	12,487
127,540	Series G92-66, Class KB, 7.00%, 12/25/22	133,296
36,235	Series G93-1, Class KA, 7.90%, 01/25/23	38,720
38,831	Series G93-17, Class SI, IF, 6.00%, 04/25/23	36,007
	Federal National Mortgage Association Whole Loan,
136,380	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	140,021
84,576	Series 2003-W1, Class 2A, 7.50%, 12/25/42	87,852
134,501	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	143,776
	Government National Mortgage Association,
105,353	Series 1994-3, Class PQ, 7.49%, 07/16/24	110,826
494,238	Series 1994-7, Class PQ, 6.50%, 10/16/24	514,135
107,713	Series 1996-16, Class E, 7.50%, 08/16/26	111,970
105,571	Series 1997-8, Class PN, 7.50%, 05/16/27	110,433
123,384	Series 1998-26, Class K, 7.50%, 09/17/25	129,952
115,186	Series 1999-41, Class Z, 8.00%, 11/16/29	121,402
63,425	Series 1999-44, Class PC, 7.50%, 12/20/29	67,875
81,455	Series 1999-44, Class ZG, 8.00%, 12/20/29	85,884
56,369	Series 2000-6, Class Z, 7.50%, 02/20/30	59,925
95,515	Series 2000-14, Class PD, 7.00%, 02/16/30	99,540
351,181	Series 2000-21, Class Z, 9.00%, 03/16/30	382,450
44,448	Series 2000-26, Class Z, 7.75%, 09/20/30	44,374
6,378	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	1,358
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	850,724
83,237	Series 2000-37, Class B, 8.00%, 12/20/30	84,972
21,937	Series 2000-38, Class AH, 7.15%, 12/20/30	22,287
49,141	Series 2001-4, Class SJ, IF, IO, 5.40%, 01/19/30	4,733
155,622	Series 2001-36, Class S, IF, IO, 5.56%, 08/16/31	13,836
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	206,398

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — Continued
30,762	Series 2002-24, Class SB, IF, 8.19%, 04/16/32	28,773
157,109	Series 2002-54, Class GB, 6.50%, 08/20/32	161,834
175,632	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	21,008
19,905	Series 2003-24, Class PO, PO, 03/16/33	15,889
433,970	Series 2003-76, Class LS, IF, IO, 4.01%, 09/20/31	29,959
827,126	Series 2004-11, Class SW, IF, IO, 2.31%, 02/20/34	43,835
82,318	Series 2004-28, Class S, IF, 12.82%, 04/16/34	81,900
	Vendee Mortgage Trust,
120,882	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	122,959
289,340	Series 1996-1, Class 1Z, 6.75%, 02/15/26	301,004
156,582	Series 1996-2, Class 1Z, 6.75%, 06/15/26	164,317
566,235	Series 1997-1, Class 2Z, 7.50%, 02/15/27	616,025
158,396	Series 1998-1, Class 2E, 7.00%, 03/15/28	166,368

		55,402,826

	Non-Agency CMO — 22.0%
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.85%, 09/25/35	372,439
	Banc of America Alternative Loan Trust,
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	124,263
128,471	Series 2004-6, Class 15PO, PO, 07/25/19	96,594
	Banc of America Funding Corp.,
216,788	Series 2003-1, Class APO, PO, 05/20/33	113,965
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	470,825
130,712	Series 2004-1, Class PO, PO, 03/25/34	83,702
1,000,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	946,336
215,054	Series 2005-7, Class 30PO, PO, 11/25/35	123,081
625,233	Series 2005-E, Class 4A1, VAR, 4.28%, 03/20/35	559,241
	Banc of America Mortgage Securities, Inc.,
104,321	Series 2002-10, Class APO, PO, 11/25/32	99,430
65,089	Series 2003-8, Class APO, PO, 11/25/33	36,210
67,538	Series 2004-4, Class APO, PO, 05/25/34	38,774
507,377	Series 2004-5, Class 2A2, 5.50%, 06/25/34	381,622
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	92,761
222,678	Series 2004-6, Class APO, PO, 07/25/34	128,899
289,581	Series 2004-7, Class 1A19, PO, 08/25/34	145,079
200,000	Series 2004-E, Class 2A5, VAR, 4.11%, 06/25/34	186,075
537,102	Series 2004-J, Class 3A1, VAR, 5.07%, 11/25/34	488,898
	Bear Stearns Adjustable Rate Mortgage Trust,
357,245	Series 2003-7, Class 3A, VAR, 4.96%, 10/25/33 (i)	327,713
906,033	Series 2006-1, Class A1, VAR, 4.63%, 02/25/36	783,268
	Citicorp Mortgage Securities, Inc.,
1,138,868	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,113,509
596,781	Series 2004-5, Class 2A5, 4.50%, 08/25/34	569,154
	Citigroup Mortgage Loan Trust, Inc.,
74,043	Series 2003-UP3, Class A3, 7.00%, 09/25/33	70,400
184,936	Series 2003-UST1, Class A1, 5.50%, 12/25/18	171,586
86,275	Series 2003-UST1, Class PO1, PO, 12/25/18	64,687
49,490	Series 2003-UST1, Class PO3, PO, 12/25/18	38,478
202,748	Series 2005-1, Class 2A1A, VAR, 5.87%, 04/25/35	185,031
	Countrywide Alternative Loan Trust,
249,579	Series 2002-8, Class A4, 6.50%, 07/25/32	243,727
90,298	Series 2003-J1, Class PO, PO, 10/25/33	64,661

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency CMO — Continued
1,437,632	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	918,311
200,000	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	177,111
305,355	Series 2005-5R, Class A1, 5.25%, 12/25/18	284,839
2,340,436	Series 2005-22T1, Class A2, IF, IO, 1.86%, 06/25/35	94,592
199,568	Series 2005-26CB, Class A10, IF, 7.24%, 07/25/35	190,895
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	846,924
600,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	440,904
2,167,614	Series 2005-J1, Class 1A4, IF, IO, 1.89%, 02/25/35	82,155
200,000	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	127,667
	Countrywide Home Loan Mortgage Pass-Through Trust,
669,820	Series 2003-26, Class 1A6, 3.50%, 08/25/33	561,642
74,470	Series 2003-34, Class A11, 5.25%, 09/25/33	59,354
186,364	Series 2003-44, Class A6, PO, 10/25/33	98,508
209,718	Series 2003-J7, Class 4A3, IF, 5.65%, 08/25/18	179,371
197,377	Series 2004-7, Class 2A1, VAR, 4.04%, 06/25/34	182,700
115,354	Series 2004-HYB1, Class 2A, VAR, 4.24%, 05/20/34	105,048
154,081	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	144,258
676,959	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	650,612
113,595	Series 2004-J8, Class POA, PO, 11/25/19	62,681
500,000	Series 2005-16, Class A23, 5.50%, 09/25/35	466,950
641,764	Series 2005-22, Class 2A1, VAR, 5.26%, 11/25/35	480,045
119,915	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	89,923
300,632	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	232,520
	First Horizon Asset Securities, Inc.,
427,692	Series 2003-3, Class 1A4, 3.90%, 05/25/33	394,776
445,931	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	412,918
300,000	Series 2004-AR7, Class 2A2, VAR, 4.91%, 02/25/35	268,476
399,339	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	345,272
650,000	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 3A4, VAR, 4.86%, 06/19/35	547,319
	GSR Mortgage Loan Trust,
471,716	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	342,012
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	902,955
499,216	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	491,269
61,056	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	48,200
2,778,545	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.70%, 08/25/35	34,525
	MASTR Adjustable Rate Mortgages Trust,
321,299	Series 2004-13, Class 2A1, VAR, 4.16%, 04/21/34	287,828
1,100,000	Series 2004-13, Class 3A6, VAR, 3.79%, 11/21/34	998,910
	MASTR Alternative Loans Trust,
427,822	Series 2003-9, Class 8A1, 6.00%, 01/25/34	368,729
1,087,345	Series 2004-4, Class 10A1, 5.00%, 05/25/24	992,543
445,487	Series 2004-6, Class 7A1, 6.00%, 07/25/34	339,405
64,933	Series 2004-7, Class 30PO, PO, 08/25/34	39,750
455,727	Series 2004-8, Class 6A1, 5.50%, 09/25/19	437,370
577,340	Series 2004-10, Class 1A1, 4.50%, 09/25/19	522,132
	MASTR Asset Securitization Trust,
93,199	Series 2003-4, Class 2A2, 5.00%, 05/25/18	93,292
181,486	Series 2003-11, Class 6A2, 4.00%, 12/25/33	179,783
207,366	Series 2003-12, Class 15PO 12/25/18	158,350

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency CMO — Continued
295,009	Series 2004-6, Class 15PO, PO, 05/25/19	221,371
284,445	Series 2004-8, Class PO, PO, 08/25/19	211,778
498,412	Series 2004-10, Class 15PO, PO, 10/25/19	376,546
953,661	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	637,567
133,220	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 3.53%, 02/25/35	113,310
107,329	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	100,030
	Residential Accredit Loans, Inc.,
269,101	Series 2002-QS8, Class A5, 6.25%, 06/25/17	263,298
791,700	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	558,718
626,055	Series 2003-QS14, Class A1, 5.00%, 07/25/18	577,731
192,211	Series 2003-QS18, Class A1, 5.00%, 09/25/18	177,375
66,065	Series 2003-QS3, Class A2, IF, 9.44%, 02/25/18	65,449
227,631	Series 2003-QS3, Class A8, IF, IO, 4.39%, 02/25/18	18,179
514,408	Series 2003-QS9, Class A3, IF, IO, 4.34%, 05/25/18	46,000
83,785	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	78,786
	Residential Funding Mortgage Securities I,
399,087	Series 2003-S07, Class A17, 4.00%, 05/25/33	359,350
202,000	Series 2003-S11, Class A1, 2.50%, 06/25/18	195,664
165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	145,999
319,222	Series 2005-SA4, Class 1A1, VAR, 5.00%, 09/25/35	294,262
26,433	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	20,797
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	320,130
	Structured Asset Securities Corp.,
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	492,068
295,722	Series 2004-20, Class 1A3, 5.25%, 11/25/34	272,013
	WaMu Mortgage Pass-Through Certificates,
59,322	Series 2003-AR8, Class A, VAR, 4.28%, 08/25/33	57,827
452,456	Series 2003-S08, Class A4, 4.50%, 09/25/18	423,018
857,497	Series 2003-S10, Class A5, 5.00%, 10/25/18	831,498
65,961	Series 2003-S10, Class A6, PO, 10/25/18	47,778
295,918	Series 2003-S4, Class 3A, 5.50%, 06/25/33	271,508
118,831	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	107,821
905,378	Series 2004-S3, Class 2A3, IF, 10.02%, 07/25/34	901,558
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,981,677	Series 2005-2, Class 1A4, IF, IO, 1.84%, 04/25/35	114,489
1,015,597	Series 2005-2, Class 2A3, IF, IO, 1.79%, 04/25/35	38,235
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	613,036
106,645	Series 2005-4, Class DP, PO, 06/25/20	80,131
299,930	Series 2005-6, Class 2A4, 5.50%, 08/25/35	255,196
168,035	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.50%, 05/25/32	164,790
	Wells Fargo Mortgage Backed Securities Trust,
148,935	Series 2003-8, Class A9, 4.50%, 08/25/18	141,511
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	652,012
80,795	Series 2003-11, Class 1APO, PO, 10/25/18	61,410

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency CMO — Continued
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	146,118
528,551	Series 2003-K, Class 1A2, VAR, 4.49%, 11/25/33	491,062
296,143	Series 2004-7, Class 2A2, 5.00%, 07/25/19	279,207
471,256	Series 2004-EE, Class 3A1, VAR, 4.26%, 12/25/34	436,206
630,660	Series 2004-P, Class 2A1, VAR, 4.25%, 09/25/34	551,725
600,000	Series 2004-S, Class A5, VAR, 3.62%, 09/25/34	588,059
304,160	Series 2005-AR10, Class 2A4, VAR, 4.17%, 06/25/35	300,560
228,719	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	198,846

		36,103,254

	Total Collateralized Mortgage Obligations (Cost $96,336,112)	91,506,080

	Commercial Mortgage-Backed Securities — 1.7%
550,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	513,830
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	232,479
360,000	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	323,579
204,368	Series 2006-PW14, Class A1, 5.04%, 12/11/38	197,275
147,794	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49	145,458
82,217	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	82,476
100,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.32%, 04/15/41	87,612
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	307,996
	Morgan Stanley Capital I,
189,107	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	183,966
69,888	Series 2006-T23, Class A1, 5.68%, 08/12/41	68,595
200,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.09%, 08/15/39	183,807
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	439,620

	Total Commercial Mortgage-Backed Securities (Cost $2,950,664)	2,766,693

	Corporate Bonds — 14.6%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Corp., 7.13%, 02/15/11	143,308
48,000	Systems 2001 AT LLC, MBIA, 7.16%, 12/15/11 (e)	48,318

		191,626

	Air Freight & Logistics — 0.0% (g)
50,000	United Parcel Service, Inc., 5.50%, 01/15/18	49,353

	Airlines — 0.1%
85,000	American Airlines Pass Through Trust, Series 1999, 7.02%, 10/15/09	80,537
	UAL Pass-Through Trust,
49,137	Series 2001-1, 6.07%, 03/01/13	48,400
31,423	Series 2001-1, 6.20%, 12/31/49 (f)	30,324

		159,261

	Automobiles — 0.2%
350,000	Daimler Finance North America LLC, 7.20%, 09/01/09	353,737

	Beverages — 0.0% (g)
50,000	Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	55,353
20,000	Diageo Finance BV, (Netherlands), 5.30%, 10/28/15	19,399

		74,752

	Capital Markets — 2.4%
	Bear Stearns Cos., Inc. (The),
100,000	3.25%, 03/25/09 (y)	98,549
100,000	5.70%, 11/15/14 (y)	93,489
250,000	6.40%, 10/02/17 (y)	233,474
	Credit Suisse USA, Inc.,

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Capital Markets— Continued
50,000	4.88%, 01/15/15	44,634
150,000	5.50%, 08/15/13	139,230
500,000	6.13%, 11/15/11	491,964
	Goldman Sachs Group, Inc. (The),
200,000	3.88%, 01/15/09 (c)	196,426
375,000	4.75%, 07/15/13	323,331
150,000	5.25%, 10/15/13 (c)	126,172
100,000	5.50%, 11/15/14	84,267
150,000	5.95%, 01/18/18	123,745
70,000	6.75%, 10/01/37	46,731
200,000	6.88%, 01/15/11	191,183
	Lehman Brothers Holdings, Inc.,
200,000	4.80%, 03/13/14 (d)	25,000
100,000	5.75%, 05/17/13 (d)	12,500
175,000	6.63%, 01/18/12 (d)	21,875
	Merrill Lynch & Co., Inc.,
142,000	4.13%, 01/15/09	139,581
100,000	4.79%, 08/04/10	94,567
120,000	5.45%, 07/15/14	103,638
58,000	6.00%, 02/17/09	56,297
135,000	6.15%, 04/25/13	124,748
80,000	6.40%, 08/28/17	69,194
90,000	6.88%, 04/25/18	79,628
	Morgan Stanley,
400,000	4.75%, 04/01/14	212,038
300,000	6.60%, 04/01/12	217,914
450,000	6.75%, 04/15/11	333,052
150,000	State Street Corp., 7.65%, 06/15/10	155,220
100,000	UBS AG, (Switzerland), 5.75%, 04/25/18	86,975

		3,925,422

	Chemicals — 0.3%
	Dow Chemical Co. (The),
110,000	6.00%, 10/01/12	111,242
150,000	6.13%, 02/01/11	153,275
30,000	7.38%, 11/01/29 (c)	29,080
80,000	Monsanto Co., 7.38%, 08/15/12	85,263
50,000	Potash Corp. of Saskatchewan, (Canada), 4.88%, 03/01/13	46,968
90,000	Praxair, Inc., 5.25%, 11/15/14	87,979

		513,807

	Commercial Banks — 1.2%
	Barclays Bank plc, (United Kingdom),
100,000	5.45%, 09/12/12	99,714
150,000	6.05%, 12/04/17 (e)	139,510
75,000	Branch Banking & Trust Co., 4.88%, 01/15/13	67,269
50,000	HSBC Holdings plc, (United Kingdom), 7.35%, 11/27/32	42,915
250,000	Huntington National Bank (The), 8.00%, 04/01/10	250,864
	Keycorp,
200,000	4.70%, 05/21/09 (c)	194,578
35,000	6.50%, 05/14/13	25,195
75,000	Marshall & Ilsley Corp., 5.35%, 04/01/11	69,915
20,000	National City Bank, VAR, 2.90%, 01/21/10	13,227
50,000	PNC Funding Corp., 5.25%, 11/15/15	44,144
50,000	Regions Financial Corp., 7.38%, 12/10/37 (c)	32,843
250,000	SunTrust Banks, Inc., 6.38%, 04/01/11	243,015
100,000	US Bancorp, 7.50%, 06/01/26	101,973
	Wachovia Bank N.A.,
250,000	6.60%, 01/15/38	148,112
100,000	7.80%, 08/18/10	83,285
150,000	Wachovia Corp., 3.63%, 02/17/09 (c)	142,422
260,000	Wells Fargo & Co., 3.13%, 04/01/09	257,411

		1,956,392

	Communications Equipment — 0.0% (g)
80,000	Cisco Systems, Inc., 5.50%, 02/22/16	76,874

	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
150,000	5.39%, 01/22/09	150,419
50,000	6.22%, 08/01/27	48,067

		198,486

	Consumer Finance — 0.8%
	Capital One Financial Corp.,
65,000	5.70%, 09/15/11	57,560
185,000	6.25%, 11/15/13	164,027
	HSBC Finance Corp.,
150,000	5.00%, 06/30/15	133,900

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Consumer Finance— Continued
150,000	5.25%, 01/15/14	139,788
500,000	6.50%, 11/15/08	501,315
40,000	International Lease Finance Corp., 5.88%, 05/01/13	25,303
20,000	John Deere Capital Corp., 4.50%, 04/03/13	19,089
	SLM Corp.,
150,000	Series A, 4.00%, 01/15/10	117,750
100,000	Series A, 5.38%, 01/15/13	65,500
100,000	Washington Mutual Finance Corp., 6.88%, 05/15/11	96,342

		1,320,574

	Diversified Financial Services — 2.6%
60,000	Allstate Life Global Funding Trusts, 5.38%, 04/30/13	57,921
250,000	Associates Corp. of North America, 8.55%, 07/15/09	246,423
	Bank of America Corp.,
205,000	5.65%, 05/01/18	172,670
570,000	7.80%, 02/15/10	560,192
40,000	BHP Billiton Finance USA Ltd., (Australia), 5.40%, 03/29/17	36,955
	Caterpillar Financial Services Corp.,
100,000	6.20%, 09/30/13	99,997
100,000	7.05%, 10/01/18	99,853
150,000	CIT Group, Inc., 7.63%, 11/30/12	95,155
	Citigroup, Inc.,
150,000	4.70%, 05/29/15	116,910
300,000	5.63%, 08/27/12	258,581
100,000	6.13%, 05/15/18	82,800
50,000	CME Group, Inc., 5.40%, 08/01/13	50,151
75,000	ConocoPhillips Canada Funding Co., (Canada), 5.63%, 10/15/16	72,854
	General Electric Capital Corp.,
200,000	4.80%, 05/01/13	182,420
100,000	5.25%, 10/19/12	94,016
400,000	5.63%, 05/01/18	338,110
390,000	5.88%, 02/15/12	378,044
100,000	5.88%, 01/14/38	73,725
110,000	6.00%, 06/15/12	106,169
200,000	6.75%, 03/15/32	166,937
500,000	7.38%, 01/19/10 (c)	503,416
165,000	Genworth Global Funding Trusts, 5.20%, 10/08/10	149,368
130,000	Textron Financial Corp., 5.13%, 02/03/11	130,187

		4,072,854

	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
125,000	4.95%, 01/15/13	119,750
50,000	5.50%, 02/01/18	44,526
70,000	5.60%, 05/15/18	62,653
100,000	BellSouth Corp., 5.20%, 09/15/14	93,783
261,685	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	261,012
400,000	British Telecommunications plc, (United Kingdom), 8.13%, 12/15/10	418,063
180,000	France Telecom S.A., (France), 7.75%, 03/01/11	188,908
150,000	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	154,460
	Sprint Capital Corp.,
100,000	8.38%, 03/15/12	90,000
60,000	8.75%, 03/15/32	46,800
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.95%, 09/30/14	42,164
130,000	5.25%, 11/15/13	115,335
100,000	Telefonica Emisiones S.A.U., (Spain), 5.86%, 02/04/13	96,216
115,000	TELUS Corp., (Canada), 8.00%, 06/01/11	121,793
650,000	Verizon Global Funding Corp., 7.25%, 12/01/10	676,383
100,000	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	96,582
100,000	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	92,031

		2,720,459

	Electric Utilities — 0.8%
25,000	Alabama Power Co., 6.13%, 05/15/38	23,163
100,000	Carolina Power & Light Co., 5.13%, 09/15/13	99,863
100,000	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	92,776
40,000	Columbus Southern Power Co., 6.05%, 05/01/18	37,443

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Electric Utilities— Continued
	Duke Energy Carolinas LLC,
75,000	5.10%, 04/15/18 (c)	69,765
150,000	5.63%, 11/30/12	151,920
60,000	Duke Energy Indiana, Inc., 6.35%, 08/15/38	55,501
150,000	Exelon Generation Co. LLC, 6.95%, 06/15/11	151,901
	Florida Power & Light Co.,
30,000	5.95%, 10/01/33	27,982
30,000	5.95%, 02/01/38	27,855
75,000	Pacific Gas & Electric Co., 5.63%, 11/30/17	70,887
75,000	Potomac Electric Power Co., 6.50%, 11/15/37	72,174
65,000	PSEG Power LLC, 7.75%, 04/15/11	67,440
175,000	Public Service Co. of Oklahoma, 6.63%, 11/15/37	154,205
	Virginia Electric and Power Co.,
140,000	5.10%, 11/30/12	137,039
50,000	5.40%, 04/30/18	45,705
70,000	5.95%, 09/15/17	66,618

		1,352,237

	Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The), 8.05%, 02/01/10	154,052

	Food Products — 0.2%
50,000	Kellogg Co., 4.25%, 03/06/13	48,238
	Kraft Foods, Inc.,
165,000	6.13%, 02/01/18	154,567
100,000	6.88%, 02/01/38	92,063

		294,868

	Gas Utilities — 0.1%
25,000	CenterPoint Energy Resources Corp., 6.13%, 11/01/17	22,347
80,000	KeySpan Gas East Corp., 7.88%, 02/01/10	83,137
50,000	TransCanada Pipelines Ltd., (Canada), 4.00%, 06/15/13	46,406

		151,890

	Household Products — 0.1%
91,524	Procter & Gamble Co. - ESOP, 9.36%, 01/01/21	113,113

	Industrial Conglomerates — 0.2%
250,000	General Electric Co., 5.00%, 02/01/13	230,253

	Insurance — 1.6%
130,000	American International Group, Inc., 4.25%, 05/15/13	74,324
300,000	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	246,316
250,000	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	249,817
200,000	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	197,885
	John Hancock Global Funding II,
100,000	3.50%, 01/30/09 (e)	99,584
100,000	7.90%, 07/02/10 (e)	106,807
200,000	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	198,106
100,000	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	96,912
150,000	Monumental Global Funding II, 4.38%, 07/30/09 (e)	148,067
100,000	Nationwide Financial Services, 6.25%, 11/15/11	103,994
	New York Life Global Funding,
75,000	3.88%, 01/15/09 (e)	74,873
250,000	5.38%, 09/15/13 (e)	257,745
145,000	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	144,583
300,000	Principal Life Global Funding I, 6.25%, 02/15/12 (e)	307,516
	Protective Life Secured Trusts,
85,000	4.00%, 10/07/09	83,367
200,000	4.00%, 04/01/11	198,549
25,000	Travelers Cos, Inc. (The), 5.80%, 05/15/18	22,913

		2,611,358

	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.50%, 05/15/18	24,939

	Media — 0.6%
125,000	Comcast Cable Communications LLC, 7.13%, 06/15/13	126,214
335,000	Comcast Cable Holdings LLC, 9.80%, 02/01/12	366,288
	Comcast Corp.,
100,000	5.50%, 03/15/11	98,193
50,000	5.90%, 03/15/16	45,828
100,000	Historic TW, Inc., 9.15%, 02/01/23	103,640

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Media— Continued
	Time Warner Entertainment Co. LP,
50,000	8.38%, 03/15/23	49,531
150,000	10.15%, 05/01/12	164,583

		954,277

	Metals & Mining — 0.1%
100,000	Alcoa, Inc., 5.55%, 02/01/17	89,326

	Multi-Utilities — 0.0% (g)
50,000	Aquila, Inc., 11.88%, 07/01/12	55,316

	Oil, Gas & Consumable Fuels — 0.2%
100,000	Canadian Natural Resources Ltd., (Canada), 5.90%, 02/01/18	88,013
125,000	ConocoPhillips, 8.75%, 05/25/10	134,256
150,000	Marathon Oil Corp., 6.00%, 10/01/17	134,744
50,000	XTO Energy, Inc., 5.75%, 12/15/13	48,001

		405,014

	Paper & Forest Products — 0.2%
	International Paper Co.,
165,000	4.00%, 04/01/10	160,098
55,000	4.25%, 01/15/09	54,660
100,000	Weyerhaeuser Co., 6.75%, 03/15/12	98,834

		313,592

	Pharmaceuticals — 0.0% (g)
35,000	AstraZeneca plc, (United Kingdom), 5.40%, 06/01/14	35,397

	Real Estate Investment Trusts (REITs) — 0.1%
100,000	HRPT Properties Trust, 6.65%, 01/15/18	85,592
	Simon Property Group LP,
50,000	5.63%, 08/15/14	46,028
45,000	6.10%, 05/01/16	41,081

		172,701

	Real Estate Management & Development — 0.0% (g)
30,000	ERP Operating LP, 4.75%, 06/15/09	29,451

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
60,000	6.13%, 03/15/09	59,991
150,000	7.13%, 12/15/10	157,310

		217,301

	Software — 0.1%
	Oracle Corp.,
50,000	5.25%, 01/15/16	47,074
50,000	5.75%, 04/15/18	46,425

		93,499

	Specialty Retail — 0.0% (g)
70,000	Home Depot, Inc., 5.40%, 03/01/16	59,522

	Thrifts & Mortgage Finance — 0.3%
250,000	Countrywide Home Loans, Inc., 4.00%, 03/22/11	215,089
300,000	Wachovia Mortgage FSB, 4.50%, 06/15/09	295,342

		510,431

	Water Utilities — 0.1%
100,000	American Water Capital Corp., 6.09%, 10/15/17	92,497

	Wireless Telecommunication Services — 0.3%
150,000	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	157,911
280,000	Sprint Nextel Corp., 6.00%, 12/01/16	215,600
50,000	Vodafone Group plc, (United Kingdom), 5.00%, 09/15/15	44,003

		417,514

	Total Corporate Bonds (Cost $26,252,829)	23,992,145

	Foreign Government Securities — 0.4%
400,000	Province of Quebec, (Canada), 5.75%, 02/15/09	404,960
	United Mexican States, (Mexico),
150,000	4.63%, 10/08/08 (c)	150,029
100,000	6.63%, 03/03/15	103,900

	Total Foreign Government Securities (Cost $651,328)	658,889

	Mortgage Pass-Through Securities — 12.1%
	Federal Home Loan Mortgage Corp.,
343,128	ARM, 4.14%, 04/01/34	345,471
238,250	ARM, 4.64%, 03/01/35	240,666
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Mortgage Pass-Through Securities— Continued
1,209,916	4.00%, 05/01/14 - 05/01/19	1,179,841
608,313	4.50%, 08/01/18 - 05/01/19	596,998
497,275	6.50%, 10/01/17 - 02/01/19	515,893
263,360	7.00%, 01/01/17	277,343
2,954	7.50%, 09/01/10	2,982
27,997	8.50%, 11/01/15	31,562
2,009	9.00%, 06/01/10	2,097
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
123,300	6.00%, 12/01/22	125,873
222,901	6.50%, 11/01/22	230,822
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
424,288	4.00%, 09/01/35	393,335
266,467	5.50%, 10/01/33	265,847
262,601	6.00%, 01/01/34	266,654
184,483	6.50%, 11/01/34	189,949
189,039	7.00%, 04/01/35	198,736
296,601	Federal Home Loan Mortgage Corp. Gold Pools, Other, Single Family, 7.00%, 07/01/29	308,283
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
53,901	10.00%, 01/01/20 - 09/01/20	61,927
4,552	12.00%, 07/01/19	5,230
	Federal National Mortgage Association,
317,103	ARM, 3.91%, 07/01/33	319,373
314,031	ARM, 4.13%, 01/01/34	313,645
284,850	ARM, 4.27%, 05/01/35	287,452
238,753	ARM, 4.42%, 10/01/34	241,093
14,299	ARM, 4.45%, 03/01/29	14,254
102,452	ARM, 4.74%, 04/01/34	104,776
560,313	ARM, 4.78%, 08/01/34	566,407
770,091	ARM, 4.83%, 01/01/35	766,560
279,607	ARM, 4.87%, 04/01/33	286,252
5,634	ARM, 5.01%, 03/01/19	5,600
	Federal National Mortgage Association, 15 Year, Single Family,
587,838	3.50%, 09/01/18 - 06/01/19	551,757
3,282,534	4.00%, 07/01/18 - 12/01/18	3,186,047
620,057	4.50%, 07/01/18 - 12/01/19	609,508
66,810	5.00%, 06/01/18	67,030
510,077	6.00%, 03/01/18 - 07/01/19	521,364
170,650	6.50%, 08/01/20	177,002
49,637	8.00%, 11/01/12	51,802
155,557	Federal National Mortgage Association, 20 Year, Single Family, 6.50%, 12/01/22	161,076
	Federal National Mortgage Association, 30 Year, FHA / VA,
111,444	8.50%, 10/01/26 - 06/01/30	122,338
106,630	9.00%, 04/01/25	117,667
	Federal National Mortgage Association, 30 Year, Single Family,
371,087	3.00%, 09/01/31	329,347
865,367	4.50%, 08/01/33 - 02/01/35	821,342
437,502	5.00%, 09/01/35	426,991
721,904	5.50%, 12/01/33 - 01/01/34	722,027
1,352,944	6.00%, 01/01/29 - 09/01/33	1,379,987
8,797	7.00%, 08/01/32	9,248
247,911	8.00%, 03/01/27 - 11/01/28	270,003
	Federal National Mortgage Association, Other,
341,411	4.00%, 09/01/13	337,552
777,666	4.50%, 11/01/14 - 01/01/25	765,314
168,936	5.50%, 09/01/33	168,965
10,861	6.00%, 05/01/09	10,949
736,777	6.50%, 03/01/19 - 10/01/35	758,127
	Government National Mortgage Association II, 30 Year, Single Family,
37,160	8.00%, 11/20/26 - 01/20/27	40,633
4,764	8.50%, 05/20/25	5,251
50,433	Government National Mortgage Association, 15 Year, Single Family, 8.00%, 01/15/16	53,866
	Government National Mortgage Association, 30 Year, Single Family,
15,239	6.50%, 10/15/28	15,705
34,020	7.00%, 06/15/33	36,071
11,076	7.50%, 09/15/28	11,951
9,249	8.00%, 09/15/22 - 05/15/28	10,145

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Mortgage Pass-Through Securities— Continued
	Total Mortgage Pass-Through Securities (Cost $19,835,698)	19,883,986

	Municipal Bond — 0.1%
160,000	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $160,000)	150,288

	Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, (Supranational), 5.20%, 05/21/13 (Cost $49,890)	49,039

	U.S. Treasury Obligations — 14.1%
	U.S. Treasury Bonds Coupon STRIPS,
2,455,000	02/15/14 (m)	2,072,030
5,280,000	05/15/14 (m)	4,410,801
825,000	02/15/15 (m)	658,046
360,000	08/15/15 (c)	280,882
3,085,000	11/15/15	2,370,570
4,500,000	02/15/16 (m)	3,420,851
1,215,000	05/15/16 (c)	905,414
200,000	08/15/16	147,244
2,900,000	11/15/16 (c)	2,092,440
4,600,000	05/15/17 (m)	3,228,105
2,900,000	11/15/17	1,985,740
1,750,000	02/15/19 (c)	1,115,273
407,997	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	469,388

	Total U.S. Treasury Obligations (Cost $21,568,699)	23,156,784

	Total Long-Term Investments (Cost $169,767,623)	163,978,445

Shares

	Investments of Cash Collateral for Securities on Loan — 3.1%
	Investment Company — 3.1%
5,020,855	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $5,020,855)	5,020,855

	Total Investments — 103.0% (Cost $174,788,478)	168,999,300
	Liabilities in Excess of Other Assets — (3.0)%	(4,899,647)

	NET ASSETS — 100.0%	$164,099,653

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ESOP	-	Employee Stock Ownership Program
GO	-	General Obligation
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MBIA	-	Municipal Bond Insurance Association
PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2008

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,062,464
Aggregate gross unrealized depreciation	(8,851,642)

Net unrealized appreciation/depreciation	(5,789,178)

Federal income tax cost of investments	$174,788,478

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Core Bond Portfolio
Level 1	$ 5,020,855	$ -
Level 2	163,948,121	-
Level 3	30,324	-
Total	$ 168,999,300	$ -

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Core Bond Portfolio
Balance as of 12/31/07	$ -	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net amortization/accretion	$ -	$ -
Net purchases (sales)	-	-
Net transfers in (out) of Level	$ 30,324	$ -
Balance as of 06/30/08	30,324	-

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 100.0%
	Common Stocks — 99.9%

	Aerospace & Defense — 3.4%
25,640	Boeing Co.	1,470,454
8,900	Northrop Grumman Corp.	538,806
58,740	United Technologies Corp.	3,527,924

		5,537,184

	Auto Components — 1.9%
102,270	Johnson Controls, Inc.	3,101,849

	Beverages — 2.1%
62,890	Coca-Cola Co. (The)	3,325,623

	Biotechnology — 2.5%
17,848	Amgen, Inc. (a)	1,057,851
24,120	Celgene Corp. (a)	1,526,313
32,610	Gilead Sciences, Inc. (a)	1,486,364

		4,070,528

	Capital Markets — 3.8%
5,970	Ameriprise Financial, Inc.	228,054
23,550	Bank of New York Mellon Corp. (The)	767,259
21,195	Goldman Sachs Group, Inc.	2,712,960
5,200	Merrill Lynch & Co., Inc.	131,560
58,132	Morgan Stanley	1,337,036
13,220	State Street Corp.	751,954
10,050	TD AMERITRADE Holding Corp. (a)	162,810

		6,091,633

	Chemicals — 2.5%
9,300	Air Products & Chemicals, Inc.	636,957
26,400	Dow Chemical Co. (The)	838,992
8,590	Monsanto Co.	850,238
3,580	PPG Industries, Inc.	208,786
19,060	Praxair, Inc.	1,367,364
1,700	Rohm & Haas Co.	119,000

		4,021,337

	Commercial Banks — 3.2%
7,290	Comerica, Inc.	239,039
2,800	Fifth Third Bancorp	33,320
32,750	KeyCorp	391,035
800	M&T Bank Corp.	71,400
5,370	SunTrust Banks, Inc.	241,596
6,689	Synovus Financial Corp.	69,231
29,500	U.S. Bancorp	1,062,590
78,866	Wells Fargo & Co.	2,959,841
1,000	Zions Bancorp	38,700

		5,106,752

	Communications Equipment — 6.5%
258,160	Cisco Systems, Inc. (a)	5,824,090
136,820	Corning, Inc.	2,139,865
3,400	Nokia OYJ, (Finland), ADR	63,410
54,920	QUALCOMM, Inc.	2,359,912

		10,387,277

	Computers & Peripherals — 5.4%
13,517	Apple, Inc. (a)	1,536,342
24,540	Dell, Inc. (a)	404,419
81,070	Hewlett-Packard Co.	3,748,677
21,212	International Business Machines Corp.	2,480,956
19,770	NetApp, Inc. (a)	360,407
8,580	SanDisk Corp. (a)	167,739

		8,698,540

	Construction & Engineering — 0.1%
2,890	Fluor Corp.	160,973

	Consumer Finance — 0.6%
8,040	American Express Co.	284,857
13,510	Capital One Financial Corp. (c)	689,010

		973,867

	Diversified Consumer Services — 0.2%
4,400	ITT Educational Services, Inc. (a) (c)	356,004

	Diversified Financial Services — 4.1%
117,717	Bank of America Corp.	4,120,095
8,800	CIT Group, Inc.	61,248
79,314	Citigroup, Inc.	1,626,730
649	CME Group, Inc.	241,110
14,420	NYSE Euronext	564,976

		6,614,159

	Diversified Telecommunication Services — 2.9%
78,603	AT&T, Inc. (m)	2,194,596
77,682	Verizon Communications, Inc.	2,492,815

		4,687,411

	Electric Utilities — 2.8%
25,590	American Electric Power Co., Inc.	947,598
14,760	Edison International	588,924

JPMorgan Insurance Trust Diversified Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Electric Utilities — Continued
25,010	Exelon Corp.	1,566,126
12,120	FirstEnergy Corp.	811,919
4,890	FPL Group, Inc.	245,967
29,820	Sierra Pacific Resources	285,675

		4,446,209

	Electronic Equipment, Instruments & Components — 0.0% (g)
1,900	Tyco Electronics Ltd., (Bermuda)	52,554

	Energy Equipment & Services — 2.6%
11,960	Baker Hughes, Inc.	724,058
6,630	Halliburton Co.	214,746
5,930	National Oilwell Varco, Inc. (a)	297,864
25,800	Schlumberger Ltd.	2,014,722
6,760	Transocean, Inc. (a)	742,518
6,100	Weatherford International Ltd. (a)	153,354

		4,147,262

	Food & Staples Retailing — 4.1%
41,710	CVS/Caremark Corp.	1,403,959
63,410	Safeway, Inc.	1,504,085
56,420	SYSCO Corp.	1,739,428
31,300	Wal-Mart Stores, Inc.	1,874,557

		6,522,029

	Food Products — 1.4%
12,980	General Mills, Inc.	891,986
3,440	Kellogg Co.	192,984
34,348	Kraft Foods, Inc., Class A	1,124,897

		2,209,867

	Health Care Equipment & Supplies — 1.0%
900	C.R. Bard, Inc.	85,383
5,970	Covidien Ltd.	320,947
14,100	Medtronic, Inc.	706,410
7,640	Zimmer Holdings, Inc. (a)	493,239

		1,605,979

	Health Care Providers & Services — 2.0%
4,200	Aetna, Inc.	151,662
25,440	Cardinal Health, Inc.	1,253,683
9,450	McKesson Corp.	508,505
27,960	WellPoint, Inc. (a)	1,307,689

		3,221,539

	Hotels, Restaurants & Leisure — 1.2%
8,910	Carnival Corp.	314,969
68,110	International Game Technology	1,170,130
9,350	Royal Caribbean Cruises Ltd.	194,012
6,190	Yum! Brands, Inc.	201,856

		1,880,967

	Household Durables — 0.0% (g)
3,500	KB Home	68,880

	Household Products — 3.5%
12,140	Colgate-Palmolive Co.	914,749
10,160	Kimberly-Clark Corp.	658,774
56,987	Procter & Gamble Co.	3,971,424

		5,544,947

	Industrial Conglomerates — 1.8%
91,655	General Electric Co.	2,337,203
18,830	Textron, Inc.	551,342

		2,888,545

	Insurance — 3.3%
9,220	ACE Ltd., (Switzerland)	499,079
7,560	Aflac, Inc. (m)	444,150
1,400	Allstate Corp. (The)	64,568
2,200	Axis Capital Holdings Ltd., (Bermuda)	69,762
79	Berkshire Hathaway, Inc., Class B (a)	347,205
10,590	Genworth Financial, Inc., Class A	91,180
4,200	Hartford Financial Services Group, Inc.	172,158
1,700	Lincoln National Corp.	72,777
20,840	MetLife, Inc. (c)	1,167,040
3,590	Principal Financial Group, Inc.	156,129
23,488	RenaissanceRe Holdings Ltd., (Bermuda)	1,221,376
11,470	Travelers Cos., Inc. (The)	518,444
21,890	XL Capital Ltd., (Bermuda), Class A	392,706

		5,216,574

	Internet & Catalog Retail — 0.2%
5,120	Amazon.com, Inc. (a)	372,531

	Internet Software & Services — 1.2%
4,036	Google, Inc., Class A (a)	1,616,499

JPMorgan Insurance Trust Diversified Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Internet Software & Services — Continued
19,300	Yahoo!, Inc. (a)	333,890

		1,950,389

	IT Services — 0.4%
4,900	Genpact Ltd., (Bermuda) (a)	50,911
1,600	Infosys Technologies Ltd., (India), ADR	53,296
15,870	Paychex, Inc.	524,186

		628,393

	Machinery — 1.4%
6,430	Caterpillar, Inc.	383,228
12,700	Danaher Corp.	881,380
1,000	Deere & Co.	49,500
25,880	PACCAR, Inc.	988,357

		2,302,465

	Media — 3.8%
168,860	News Corp., Class A	2,024,631
140,630	Time Warner, Inc.	1,843,659
73,720	Walt Disney Co. (The)	2,262,467

		6,130,757

	Metals & Mining — 0.5%
5,400	Freeport-McMoRan Copper & Gold, Inc.	306,990
6,520	United States Steel Corp.	506,017

		813,007

	Multiline Retail — 0.3%
9,800	Kohl’s Corp. (a)	451,584

	Multi-Utilities — 0.4%
47,070	CMS Energy Corp.	586,963

	Oil, Gas & Consumable Fuels — 10.7%
7,490	Anadarko Petroleum Corp.	363,340
11,170	Apache Corp.	1,164,808
24,410	Chevron Corp.	2,013,337
17,290	ConocoPhillips	1,266,492
4,140	Devon Energy Corp.	377,568
6,660	EOG Resources, Inc.	595,804
88,689	Exxon Mobil Corp.	6,887,588
5,290	Hess Corp.	434,203
15,400	Marathon Oil Corp.	613,998
44,120	Occidental Petroleum Corp.	3,108,254
7,735	XTO Energy, Inc.	359,832

		17,185,224

	Pharmaceuticals — 7.0%
57,200	Abbott Laboratories	3,293,576
79,140	Bristol-Myers Squibb Co.	1,650,069
126,150	Merck & Co., Inc.	3,981,294
127,130	Schering-Plough Corp.	2,348,091

		11,273,030

	Real Estate Investment Trusts (REITs) — 0.2%
700	Alexandria Real Estate Equities, Inc.	78,750
7,777	Apartment Investment & Management Co., Class A	272,351

		351,101

	Road & Rail — 2.6%
64,060	Norfolk Southern Corp.	4,241,413

	Semiconductors & Semiconductor Equipment — 2.0%
24,470	Altera Corp.	506,040
13,820	KLA-Tencor Corp.	437,403
17,950	Lam Research Corp. (a)	565,245
25,020	Marvell Technology Group Ltd., (Bermuda) (a)	232,686
25,040	Novellus Systems, Inc. (a)	491,786
41,690	Xilinx, Inc.	977,630

		3,210,790

	Software — 3.2%
162,755	Microsoft Corp.	4,343,931
31,360	Oracle Corp. (a)	636,922
2,600	SAP AG, (Germany), ADR	138,918

		5,119,771

	Specialty Retail — 1.4%
1,500	Abercrombie & Fitch Co., Class A	59,175
7,660	Advance Auto Parts, Inc.	303,796
85,110	Staples, Inc.	1,914,975

		2,277,946

	Textiles, Apparel & Luxury Goods — 0.8%
9,100	Nike, Inc., Class B	608,790
8,760	V.F. Corp.	677,236

		1,286,026

	Tobacco — 0.8%
3,100	Altria Group, Inc.	61,504
26,948	Philip Morris International, Inc.	1,296,199

		1,357,703

JPMorgan Insurance Trust Diversified Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Wireless Telecommunication Services — 0.1%
20,350	Sprint Nextel Corp.	124,135

	Total Common Stocks (Cost $180,924,222)	160,601,717

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.1%
180,000	U.S. Treasury Notes, 4.88%, 06/30/09 (m) (Cost $183,254)	184,064

	Total Long-Term Investments (Cost $181,107,476)	160,785,781

SHARES

	Short-Term Investment — 0.1%

	Investment Company — 0.1%
122,664	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $122,664)	122,664

	Investments of Cash Collateral for Securities on Loan — 1.5%

	Investment Company — 1.5%
2,384,000	JPMorgan Prime Money Market Fund, Capital Shares (Cost $2,384,000)	2,384,000

	Total Investments — 101.6% (Cost $183,614,140)	163,292,445

	Liabilities in Excess of Other Assets — (1.6)%	(2,609,821)

	NET ASSETS — 100.0%	$160,682,624

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR-	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,008,717
Aggregate gross unrealized depreciation	(25,330,412)

Net unrealized appreciation/depreciation	$(20,321,695)

Federal income tax cost of investments	$183,614,140

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Diversified Equity Portfolio
Level 1	$ 162,852,757	$ -
Level 2	439,688	-
Level 3	-	-
Total	$ 163,292,445	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Aerospace & Defense — 1.2%
14,090	Precision Castparts Corp.	1,110,010

	Auto Components — 0.7%
45,420	Gentex Corp. (c)	649,506

	Automobiles — 1.0%
24,300	Harley-Davidson, Inc.	906,390

	Biotechnology — 3.1%
30,790	BioMarin Pharmaceutical, Inc. (a)	815,627
24,990	Celgene Corp. (a)	1,581,367
4,800	United Therapeutics Corp. (a)	504,816

		2,901,810

	Capital Markets — 8.0%
11,290	Affiliated Managers Group, Inc. (a)	935,376
41,390	Investment Technology Group, Inc. (a)	1,259,498
26,400	Lazard Ltd., (Bermuda), Class A	1,128,864
19,240	Northern Trust Corp.	1,389,128
78,320	Och-Ziff Capital Management Group LLC, Class A	915,561
16,280	T. Rowe Price Group, Inc.	874,399
65,510	TD AMERITRADE Holding Corp. (a)	1,061,262

		7,564,088

	Chemicals — 2.2%
22,030	Ecolab, Inc.	1,068,896
38,750	Rockwood Holdings, Inc. (a)	994,325

		2,063,221

	Commercial Services & Supplies — 5.7%
78,430	Corrections Corp. of America (a)	1,948,986
32,040	Stericycle, Inc. (a)	1,887,476
45,640	Waste Connections, Inc. (a)	1,565,452

		5,401,914

	Communications Equipment — 4.3%
38,347	CommScope, Inc. (a)	1,328,340
37,100	F5 Networks, Inc. (a)	867,398
23,880	Harris Corp.	1,103,256
37,200	Juniper Networks, Inc. (a)	783,804

		4,082,798

	Computers & Peripherals — 1.2%
60,100	NetApp, Inc. (a)	1,095,623

	Construction & Engineering — 0.8%
25,920	Shaw Group, Inc. (The) (a) (c)	796,522

	Diversified Consumer Services — 1.5%
17,700	ITT Educational Services, Inc. (a)	1,432,107

	Diversified Financial Services — 1.8%
39,790	Interactive Brokers Group, Inc., Class A (a)	882,144
10,700	IntercontinentalExchange, Inc. (a)	863,276

		1,745,420

	Diversified Telecommunication Services — 1.0%
90,990	tw telecom, inc. (a)	945,386

	Electrical Equipment — 4.0%
4,720	First Solar, Inc. (a)	891,655
18,710	General Cable Corp. (a)	666,637
46,100	GT Solar International, Inc. (a) (c)	500,185
30,910	Roper Industries, Inc.	1,760,634

		3,819,111

	Electronic Equipment, Instruments & Components — 4.5%
54,630	Amphenol Corp., Class A	2,192,848
24,430	Dolby Laboratories, Inc., Class A (a) (c)	859,692
31,840	Flir Systems, Inc. (a)	1,223,293

		4,275,833

	Energy Equipment & Services — 3.5%
40,170	Cameron International Corp. (a)	1,548,152
21,660	Helmerich & Payne, Inc.	935,495
16,490	Oceaneering International, Inc. (a)	879,247

		3,362,894

	Health Care Equipment & Supplies — 3.2%
30,720	Dentsply International, Inc.	1,153,229
51,120	Hologic, Inc. (a)	988,149
15,560	IDEXX Laboratories, Inc. (a)	852,688

		2,994,066

	Health Care Providers & Services — 6.4%
36,990	Coventry Health Care, Inc. (a)	1,204,025
30,490	DaVita, Inc. (a)	1,738,235
44,410	Humana, Inc. (a)	1,829,692

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — Continued
43,450	VCA Antech, Inc. (a)	1,280,471

		6,052,423

	Health Care Technology — 1.6%
34,380	Cerner Corp. (a) (c)	1,534,723

	Hotels, Restaurants & Leisure — 1.4%
11,000	Panera Bread Co., Class A (a) (c)	559,900
29,500	Penn National Gaming, Inc. (a)	783,815

		1,343,715

	Industrial Conglomerates — 0.6%
20,850	McDermott International, Inc. (a)	532,718

	Insurance — 3.2%
17,600	ACE Ltd., (Switzerland)	952,688
22,000	AON Corp.	989,120
39,700	HCC Insurance Holdings, Inc.	1,071,900

		3,013,708

	Internet Software & Services — 0.5%
30,200	Akamai Technologies, Inc. (a)	526,688

	IT Services — 2.0%
5,940	MasterCard, Inc., Class A	1,053,340
51,250	VeriFone Holdings, Inc. (a)	847,675

		1,901,015

	Leisure Equipment & Products — 1.3%
70,100	Mattel, Inc.	1,264,604

	Life Sciences Tools & Services — 3.0%
13,810	Covance, Inc. (a)	1,220,942
40,620	Illumina, Inc. (a)	1,646,329

		2,867,271

	Machinery — 4.6%
15,800	AGCO Corp. (a)	673,238
13,620	Bucyrus International, Inc.	608,542
17,600	Cummins, Inc.	769,472
15,830	Kaydon Corp. (c)	713,300
29,850	Pall Corp.	1,026,541
10,200	Wabtec Corp.	522,546

		4,313,639

	Media — 2.0%
29,930	John Wiley & Sons, Inc., Class A	1,210,668
12,400	Morningstar, Inc. (a) (c)	687,828

		1,898,496

	Metals & Mining — 0.6%
19,480	Century Aluminum Co. (a) (c)	539,401

	Multiline Retail — 1.1%
22,200	Kohl’s Corp. (a)	1,022,976

	Oil, Gas & Consumable Fuels — 6.2%
26,440	Cabot Oil & Gas Corp.	955,542
50,770	Forest Oil Corp. (a)	2,518,192
16,020	Peabody Energy Corp.	720,900
54,660	Southwestern Energy Co. (a)	1,669,316

		5,863,950

	Pharmaceuticals — 0.6%
12,540	Shire plc, (United Kingdom), ADR	598,785

	Professional Services — 1.2%
15,300	FTI Consulting, Inc. (a)	1,105,272

	Road & Rail — 1.1%
31,370	J.B. Hunt Transport Services, Inc.	1,046,817

	Semiconductors & Semiconductor Equipment — 2.5%
54,560	Broadcom Corp., Class A (a)	1,016,453
24,610	KLA-Tencor Corp.	778,906
19,760	MEMC Electronic Materials, Inc. (a)	558,418

		2,353,777

	Software — 6.0%
86,700	Activision Blizzard, Inc. (a)	1,337,781
58,440	Amdocs Ltd., (United Kingdom) (a)	1,600,087
27,490	ANSYS, Inc. (a) (c)	1,041,047
32,590	Electronic Arts, Inc. (a)	1,205,504
40,864	Nuance Communications, Inc. (a)	498,132

		5,682,551

	Specialty Retail — 3.5%
71,500	Foot Locker, Inc.	1,155,440
62,400	PetSmart, Inc.	1,541,904
18,080	Urban Outfitters, Inc. (a)	576,210

		3,273,554

	Total Long-Term Investments (Cost $102,439,445)	91,882,782

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 3.2%
	Investment Company — 3.2%
3,053,677	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (m) (Cost $3,053,677)	3,053,677

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 1.8%
	Corporate Note — 0.9%
1,000,000	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	880,833

	Investment Company — 0.9%
848,721	JPMorgan Prime Money Market Fund, Capital Shares (b)	848,721

	Total Investments of Cash Collateral for Securities on Loan (Cost $1,848,721)	1,729,554

	Total Investments — 102.1% (Cost $107,341,843)	96,666,013
	Liabilities in Excess of Other Assets — (2.1)%	(2,031,951)

	NET ASSETS — 100.0%	$94,634,062

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt
VAR -	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,307,927
Aggregate gross unrealized depreciation	(15,983,757)

Net unrealized appreciation/depreciation	($10,675,830)

Federal income tax cost of investments	$107,341,843

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Diversified Mid Cap Growth Portfolio
Level 1	$ 95,785,180	$ -
Level 2	880,833	-
Level 3	-	-
Total	$ 96,666,013	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.3%
	Common Stocks — 98.3%
	Aerospace & Defense — 2.6%
5,390	Alliant Techsystems, Inc. (a)	506,336
3,760	Precision Castparts Corp.	296,213
5,890	Spirit Aerosystems Holdings, Inc., Class A (a)	94,652

		897,201

	Auto Components — 0.4%
4,200	WABCO Holdings, Inc.	149,268

	Beverages — 1.1%
3,050	Brown-Forman Corp., Class B	219,020
4,020	Fomento Economico Mexicano S.A.B. de C.V., (Mexico), ADR	153,323

		372,343

	Building Products — 1.1%
16,050	Owens Corning, Inc. (a)	383,756

	Capital Markets — 3.8%
5,450	Affiliated Managers Group, Inc. (a)	451,532
9,260	Charles Schwab Corp. (The)	240,760
10,550	Cohen & Steers, Inc.	298,882
1,730	Northern Trust Corp.	124,906
4,220	T. Rowe Price Group, Inc.	226,656

		1,342,736

	Chemicals — 3.1%
12,574	Albemarle Corp.	387,782
1,800	Intrepid Potash, Inc. (a)	54,252
3,830	Lubrizol Corp.	165,226
5,200	PPG Industries, Inc.	303,264
3,040	Sigma-Aldrich Corp.	159,357

		1,069,881

	Commercial Banks — 4.9%
5,060	City National Corp.	274,758
8,050	Cullen/Frost Bankers, Inc.	482,999
11,900	Fifth Third Bancorp	141,610
4,230	M&T Bank Corp.	377,528
33,850	Synovus Financial Corp. (c)	350,348
6,490	United Community Banks, Inc. (c)	86,051

		1,713,294

	Commercial Services & Supplies — 0.7%
7,640	Republic Services, Inc.	229,047

	Computers & Peripherals — 0.5%
8,470	NCR Corp. (a)	186,764

	Construction Materials — 0.6%
7,570	Cemex S.A.B. de C.V., (Mexico), ADR (a)	130,355
1,260	Vulcan Materials Co.	93,870

		224,225

	Containers & Packaging — 1.0%
5,530	Ball Corp.	218,380
9,500	Temple-Inland, Inc.	144,970

		363,350

	Distributors — 1.3%
11,250	Genuine Parts Co.	452,363

	Diversified Telecommunication Services — 1.1%
5,970	CenturyTel, Inc.	218,801
13,999	Windstream Corp.	153,149

		371,950

	Electric Utilities — 4.5%
16,960	American Electric Power Co., Inc.	628,029
7,290	Edison International	290,871
4,500	FirstEnergy Corp.	301,455
15,150	Westar Energy, Inc.	349,056

		1,569,411

	Electronic Equipment, Instruments & Components — 2.2%
2,670	Amphenol Corp., Class A	107,174
12,100	Arrow Electronics, Inc. (a)	317,262
12,400	Tyco Electronics Ltd., (Bermuda)	342,983

		767,419

	Energy Equipment & Services — 1.0%
7,770	Helix Energy Solutions Group, Inc. (a)	188,656
3,200	Unit Corp. (a)	159,424

		348,080

	Food & Staples Retailing — 2.3%
7,590	Great Atlantic & Pacific Tea Co. (a)	82,124
23,620	Safeway, Inc.	560,266
6,470	SUPERVALU, Inc.	140,399

		782,789

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Food Products — 1.0%
5,240	Archer-Daniels-Midland Co.	114,809
3,090	Dean Foods Co. (a)	72,182
1,600	JM Smucker Co. (The)	81,104
5,600	Smithfield Foods, Inc. (a)	88,928

		357,023

	Gas Utilities — 3.5%
7,700	Energen Corp.	348,656
6,500	Equitable Resources, Inc.	238,420
10,680	ONEOK, Inc.	367,392
3,800	Questar Corp.	155,496
4,130	UGI Corp.	106,471

		1,216,435

	Health Care Equipment & Supplies — 1.2%
5,300	Becton, Dickinson & Co.	425,378

	Health Care Providers & Services — 3.0%
7,629	Community Health Systems, Inc. (a)	223,606
9,510	Coventry Health Care, Inc. (a)	309,551
6,970	Lincare Holdings, Inc. (a)	209,727
10,400	VCA Antech, Inc. (a)	306,488

		1,049,372

	Hotels, Restaurants & Leisure — 3.0%
10,050	Burger King Holdings, Inc.	246,828
5,000	International Game Technology	85,900
19,090	Marriott International, Inc., Class A	498,058
5,880	Vail Resorts, Inc. (a)	205,506

		1,036,292

	Household Durables — 2.8%
8,140	Fortune Brands, Inc.	466,911
8,080	Jarden Corp. (a)	189,476
5,230	KB Home	102,926
2,900	Lennar Corp., Class A	44,051
2,800	Mohawk Industries, Inc. (a)	188,692

		992,056

	Household Products — 0.4%
2,330	Clorox Co.	146,068

	Industrial Conglomerates — 0.6%
7,220	Carlisle Cos., Inc.	216,383

	Insurance — 12.0%
8,020	Assurant, Inc.	441,100
10,086	Cincinnati Financial Corp.	286,846
7,470	Everest Re Group Ltd., (Bermuda)	646,379
5,600	Genworth Financial, Inc., Class A	48,216
14,190	Loews Corp.	560,363
32,532	Old Republic International Corp.	414,783
20,680	OneBeacon Insurance Group Ltd.	437,382
6,070	Principal Financial Group, Inc.	263,984
9,080	ProAssurance Corp. (a)	508,480
4,060	Protective Life Corp.	115,751
13,300	W.R. Berkley Corp.	313,215
10,000	XL Capital Ltd., (Bermuda), Class A	179,400

		4,215,899

	Internet & Catalog Retail — 0.9%
2,800	Amazon.com, Inc. (a)	203,728
6,840	Expedia, Inc. (a)	103,352

		307,080

	IT Services — 2.0%
7,812	Fidelity National Information Services, Inc.	144,210
3,906	Lender Processing Services, Inc.	119,211
21,701	Total System Services, Inc.	355,896
2,850	Western Union Co. (The)	70,310

		689,627

	Machinery — 1.7%
4,610	Dover Corp.	186,936
3,690	Harsco Corp.	137,231
1,130	Joy Global, Inc.	51,008
7,120	Kennametal, Inc.	193,095
2,790	Oshkosh Corp.	36,716

		604,986

	Media — 2.4%
10,860	AH Belo Corp., Class A	56,038
8,520	Cablevision Systems Corp., Class A	214,362
11,747	Clear Channel Outdoor Holdings, Inc., Class A (a)	160,699
4,250	Lamar Advertising Co., Class A (a)	131,283

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Media — Continued
5,330	Omnicom Group, Inc.	205,525
160	Washington Post Co. (The), Class B	89,082

		856,989

	Metals & Mining — 0.3%
3,900	Century Aluminum Co. (a)	107,991

	Multiline Retail — 0.7%
13,700	Macy’s, Inc.	246,326

	Multi-Utilities — 4.3%
33,110	CMS Energy Corp.	412,882
8,450	MDU Resources Group, Inc.	245,050
7,170	NSTAR	240,195
10,720	PG&E Corp.	401,464
11,070	Xcel Energy, Inc.	221,289

		1,520,880

	Oil, Gas & Consumable Fuels — 6.1%
12,330	CVR Energy, Inc. (a)	105,052
4,584	Devon Energy Corp.	418,061
8,713	Kinder Morgan Management LLC (a)	428,679
3,660	Murphy Oil Corp.	234,752
3,610	Newfield Exploration Co. (a)	115,484
1,850	Penn Virginia Corp.	98,864
15,910	Teekay Corp., (Bahamas)	419,706
13,540	Williams Cos., Inc.	320,221

		2,140,819

	Real Estate Investment Trusts (REITs) — 5.0%
9,350	Cousins Properties, Inc.	235,901
10,320	Kimco Realty Corp.	381,221
3,040	PS Business Parks, Inc.	175,104
2,330	Public Storage	230,693
3,460	Rayonier, Inc.	163,831
4,000	Regency Centers Corp.	266,760
3,460	Vornado Realty Trust	314,687

		1,768,197

	Real Estate Management & Development — 1.7%
8,500	Brookfield Asset Management, Inc., (Canada), Class A	233,240
14,230	Brookfield Properties Corp., (Canada)	225,403
3,200	Jones Lang LaSalle, Inc.	139,136

		597,779

	Software — 0.6%
10,180	Jack Henry & Associates, Inc.	206,959

	Specialty Retail — 6.3%
5,380	Abercrombie & Fitch Co., Class A	212,241
14,300	AutoNation, Inc. (a) (c)	160,732
3,280	AutoZone, Inc. (a)	404,555
4,300	Lowe’s Cos., Inc.	101,867
8,170	Sherwin-Williams Co. (The)	466,997
14,480	Staples, Inc.	325,800
10,410	Tiffany & Co.	369,763
5,090	TJX Cos., Inc.	155,347

		2,197,302

	Textiles, Apparel & Luxury Goods — 2.1%
7,940	Coach, Inc. (a)	198,818
190	Columbia Sportswear Co.	7,972
4,500	Phillips-Van Heusen Corp.	170,595
4,630	V.F. Corp.	357,945

		735,330

	Thrifts & Mortgage Finance — 1.7%
8,210	Hudson City Bancorp, Inc.	151,475
23,500	People’s United Financial, Inc.	452,375

		603,850

	Tobacco — 1.1%
5,600	Lorillard, Inc.	398,440

	Water Utilities — 0.5%
8,700	American Water Works Co., Inc.	187,050

	Wireless Telecommunication Services — 1.2%
5,330	Telephone & Data Systems, Inc.	191,347
5,100	U.S. Cellular Corp. (a)	239,292

		430,639

	Total Long-Term Investments (Cost $39,475,860)	34,479,027

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
625,845	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $625,845)	625,845

	Investments of Cash Collateral for Securities on Loan — 1.7%
	Investment Company — 1.7%
581,000	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $581,000)	581,000

	Total Investments — 101.8% (Cost $40,682,705)	35,685,872
	Liabilities in Excess of Other Assets — (1.8)%	(638,458)

	NET ASSETS — 100.0%	$35,047,414

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,150,095
Aggregate gross unrealized depreciation	(6,146,928)

Net unrealized appreciation/depreciation	$(4,996,833)

Federal income tax cost of investments	$40,682,705

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Diversified Mid Cap Value Portfolio
Level 1	$ 35,402,194	$ -
Level 2	283,678	-
Level 3	-	-
Total	$ 35,685,872	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.7%
	Common Stocks — 99.7%

	Aerospace & Defense — 2.7%
7,030	Boeing Co.	403,171
3,773	General Dynamics Corp.	277,768
1,188	Goodrich Corp.	49,421
7,069	Honeywell International, Inc.	293,717
1,153	L-3 Communications Holdings, Inc.	113,363
3,162	Lockheed Martin Corp.	346,777
3,205	Northrop Grumman Corp.	194,031
1,323	Precision Castparts Corp.	104,226
3,959	Raytheon Co.	211,846
1,514	Rockwell Collins, Inc.	72,808
9,158	United Technologies Corp.	550,028

		2,617,156

	Air Freight & Logistics — 1.0%
1,615	C.H. Robinson Worldwide, Inc.	82,300
2,023	Expeditors International of Washington, Inc.	70,481
2,955	FedEx Corp.	233,563
9,574	United Parcel Service, Inc., Class B	602,110

		988,454

	Airlines — 0.1%
6,970	Southwest Airlines Co.	101,135

	Auto Components — 0.2%
2,290	Goodyear Tire & Rubber Co. (The) (a)	35,060
5,639	Johnson Controls, Inc.	171,031

		206,091

	Automobiles — 0.3%
21,475	Ford Motor Co. (a) (c)	111,670
5,376	General Motors Corp.	50,803
2,235	Harley-Davidson, Inc.	83,366

		245,839

	Beverages — 2.8%
6,828	Anheuser-Busch Cos., Inc.	443,001
745	Brown-Forman Corp., Class B	53,498
18,878	Coca-Cola Co. (The)	998,269
3,011	Coca-Cola Enterprises, Inc.	50,494
1,841	Constellation Brands, Inc., Class A (a)	39,508
1,431	Molson Coors Brewing Co., Class B	66,899
1,297	Pepsi Bottling Group, Inc.	37,833
14,867	PepsiCo, Inc.	1,059,572

		2,749,074

	Biotechnology — 1.7%
10,048	Amgen, Inc. (a)	595,545
2,756	Biogen Idec, Inc. (a)	138,599
4,320	Celgene Corp. (a)	273,370
2,551	Genzyme Corp. (a)	206,350
8,736	Gilead Sciences, Inc. (a)	398,187

		1,612,051

	Building Products — 0.1%
3,419	Masco Corp.	61,337

	Capital Markets — 2.8%
1,966	American Capital Ltd.	50,153
2,060	Ameriprise Financial, Inc.	78,692
10,884	Bank of New York Mellon Corp. (The)	354,601
8,859	Charles Schwab Corp. (The)	230,334
5,102	E*Trade Financial Corp. (a)	14,286
835	Federated Investors, Inc., Class B	24,090
1,446	Franklin Resources, Inc.	127,436
4,126	Goldman Sachs Group, Inc. (The)	528,127
3,673	Invesco Ltd.	77,060
1,518	Janus Capital Group, Inc.	36,857
1,346	Legg Mason, Inc.	51,229
14,543	Merrill Lynch & Co., Inc.	367,937
10,532	Morgan Stanley	242,236
2,099	Northern Trust Corp.	151,548
4,100	State Street Corp.	233,208
2,457	T. Rowe Price Group, Inc.	131,965

		2,699,759

	Chemicals — 2.1%
2,012	Air Products & Chemicals, Inc.	137,802
538	Ashland, Inc.	15,731
536	CF Industries Holdings, Inc.	49,023
8,784	Dow Chemical Co. (The)	279,156
8,567	E.l. du Pont de Nemours & Co.	345,250
725	Eastman Chemical Co.	39,919
1,667	Ecolab, Inc.	80,883

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Chemicals — Continued
1,070	Hercules, Inc.	21,175
746	International Flavors & Fragrances, Inc.	29,437
5,223	Monsanto Co.	516,972
1,559	PPG Industries, Inc.	90,921
2,991	Praxair, Inc.	214,574
1,176	Rohm & Haas Co.	82,320
1,196	Sigma-Aldrich Corp.	62,694

		1,965,857

	Commercial Banks — 3.0%
5,218	BB&T Corp.	197,240
1,429	Comerica, Inc.	46,857
5,484	Fifth Third Bancorp	65,260
1,915	First Horizon National Corp.	17,921
3,477	Huntington Bancshares, Inc. (c)	27,781
4,697	KeyCorp	56,082
733	M&T Bank Corp.	65,420
2,464	Marshall & Ilsley Corp.	49,650
7,229	National City Corp. (c)	12,651
3,290	PNC Financial Services Group, Inc.	245,763
6,598	Regions Financial Corp.	63,341
3,359	SunTrust Banks, Inc.	151,121
16,543	U.S. Bancorp	595,879
20,501	Wachovia Corp.	71,754
31,423	Wells Fargo & Co.	1,179,305
1,089	Zions Bancorp	42,144

		2,888,169

	Commercial Services & Supplies — 0.4%
3,218	Allied Waste Industries, Inc. (a)	35,752
1,011	Avery Dennison Corp.	44,969
1,255	Cintas Corp.	36,031
1,973	Pitney Bowes, Inc.	65,622
1,994	R.R. Donnelley & Sons Co.	48,913
4,658	Waste Management, Inc.	146,681

		377,968

	Communications Equipment —2.6%
858	Ciena Corp. (a)	8,649
56,096	Cisco Systems, Inc. (a)	1,265,525
14,985	Corning, Inc.	234,365
1,274	Harris Corp.	58,859
2,036	JDS Uniphase Corp. (a)	17,225
5,162	Juniper Networks, Inc. (a)	108,763
21,513	Motorola, Inc.	153,603
15,583	QUALCOMM, Inc.	669,601
3,775	Tellabs, Inc. (a)	15,327

		2,531,917

	Computers & Peripherals — 4.3%
8,413	Apple, Inc. (a)	956,222
16,552	Dell, Inc. (a)	272,777
19,663	EMC Corp. (a)	235,169
23,258	Hewlett-Packard Co.	1,075,450
12,866	International Business Machines Corp.	1,504,806
835	Lexmark International, Inc., Class A (a)	27,196
3,109	NetApp, Inc. (a)	56,677
1,246	QLogic Corp. (a)	19,139
2,137	SanDisk Corp. (a)	41,778
7,150	Sun Microsystems, Inc. (a)	54,340
1,695	Teradata Corp. (a)	33,053

		4,276,607

	Construction & Engineering — 0.2%
1,700	Fluor Corp.	94,690
1,163	Jacobs Engineering Group, Inc. (a)	63,163

		157,853

	Construction Materials — 0.1%
1,043	Vulcan Materials Co.	77,704

	Consumer Finance — 0.7%
11,010	American Express Co.	390,084
3,568	Capital One Financial Corp.	181,968
4,552	Discover Financial Services	62,909
4,438	SLM Corp. (a)	54,765

		689,726

	Containers & Packaging — 0.1%
918	Ball Corp.	36,251
946	Bemis Co., Inc.	24,795
1,243	Pactiv Corp. (a)	30,864
1,501	Sealed Air Corp.	33,007

		124,917

	Distributors — 0.1%
1,537	Genuine Parts Co.	61,803

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Diversified Consumer Services — 0.1%
1,009	Apollo Group, Inc., Class A (a)	59,834
3,116	H&R Block, Inc.	70,889

		130,723

	Diversified Financial Services — 4.9%
43,305	Bank of America Corp.	1,515,675
2,710	CIT Group, Inc.	18,862
51,712	Citigroup, Inc.	1,060,613
637	CME Group, Inc.	236,652
716	IntercontinentalExchange, Inc. (a)	57,767
34,983	JPMorgan Chase & Co. (q)	1,633,706
1,680	Leucadia National Corp.	76,339
1,875	Moody’s Corp.	63,750
2,526	NYSE Euronext	98,969

		4,762,333

	Diversified Telecommunication Services — 2.7%
55,962	AT&T, Inc.	1,562,459
972	CenturyTel, Inc.	35,624
1,353	Embarq Corp.	54,864
3,000	Frontier Communications Corp.	34,500
14,096	Qwest Communications International, Inc.	45,530
27,043	Verizon Communications, Inc.	867,810
4,175	Windstream Corp.	45,675

		2,646,462

	Electric Utilities — 2.1%
1,604	Allegheny Energy, Inc.	58,979
3,820	American Electric Power Co., Inc.	141,455
12,012	Duke Energy Corp.	209,369
3,094	Edison International	123,451
1,819	Entergy Corp.	161,909
6,242	Exelon Corp.	390,874
2,895	FirstEnergy Corp.	193,936
3,879	FPL Group, Inc.	195,114
1,916	Pepco Holdings, Inc.	43,896
957	Pinnacle West Capital Corp.	32,930
3,556	PPL Corp.	131,643
2,488	Progress Energy, Inc.	107,307
7,314	Southern Co.	275,665

		2,066,528

	Electrical Equipment — 0.4%
1,652	Cooper Industries Ltd., Class A	65,997
7,369	Emerson Electric Co.	300,582
1,383	Rockwell Automation, Inc.	51,641

		418,220

	Electronic Equipment, Instruments & Components — 0.4%
3,395	Agilent Technologies, Inc. (a)	100,696
1,679	Amphenol Corp., Class A	67,395
1,995	Jabil Circuit, Inc.	19,032
1,355	Molex, Inc.	30,420
4,485	Tyco Electronics Ltd., (Bermuda)	124,055

		341,598

	Energy Equipment & Services — 2.7%
2,927	Baker Hughes, Inc.	177,201
2,793	BJ Services Co.	53,430
2,067	Cameron International Corp. (a)	79,662
1,361	ENSCO International, Inc.	78,434
8,327	Halliburton Co.	269,712
2,660	Nabors Industries Ltd., (Bermuda) (a)	66,287
3,964	National Oilwell Varco, Inc. (a)	199,112
2,556	Noble Corp.	112,208
1,073	Rowan Cos., Inc.	32,780
11,392	Schlumberger Ltd.	889,601
2,051	Smith International, Inc.	120,271
3,030	Transocean, Inc. (a)	332,815
6,464	Weatherford International Ltd. (a)	162,505

		2,574,018

	Food & Staples Retailing — 3.0%
4,129	Costco Wholesale Corp.	268,096
13,629	CVS/Caremark Corp.	458,752
6,219	Kroger Co. (The)	170,898
4,135	Safeway, Inc.	98,082
2,017	SUPERVALU, Inc.	43,769
5,717	SYSCO Corp.	176,255
9,400	Walgreen Co.	291,024
21,294	Wal-Mart Stores, Inc.	1,275,298
1,332	Whole Foods Market, Inc.	26,680

		2,808,854

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Food Products — 1.7%
6,118	Archer-Daniels-Midland Co.	134,045
2,011	Campbell Soup Co.	77,625
4,302	ConAgra Foods, Inc.	83,717
1,447	Dean Foods Co. (a)	33,802
3,193	General Mills, Inc.	219,423
2,966	H.J. Heinz Co.	148,211
1,574	Hershey Co. (The)	62,236
2,378	Kellogg Co.	133,406
14,417	Kraft Foods, Inc., Class A	472,157
1,225	McCormick & Co., Inc. (Non-Voting)	47,101
6,708	Sara Lee Corp.	84,722
2,849	Tyson Foods, Inc., Class A	34,017
2,046	Wm. Wrigley, Jr., Co.	162,452

		1,692,914

	Gas Utilities — 0.1%
429	Nicor, Inc.	19,026
1,647	Questar Corp.	67,395

		86,421

	Health Care Equipment & Supplies — 2.3%
5,961	Baxter International, Inc.	391,220
2,313	Becton, Dickinson & Co.	185,641
14,251	Boston Scientific Corp. (a)	174,860
943	C.R. Bard, Inc.	89,462
4,765	Covidien Ltd.	256,166
1,514	Hospira, Inc. (a)	57,835
369	Intuitive Surgical, Inc. (a)	88,922
10,715	Medtronic, Inc.	536,822
3,246	St. Jude Medical, Inc. (a)	141,169
2,349	Stryker Corp.	146,343
1,186	Varian Medical Systems, Inc. (a)	67,756
2,139	Zimmer Holdings, Inc. (a)	138,094

		2,274,290

	Health Care Providers & Services — 2.0%
4,479	Aetna, Inc.	161,737
1,505	AmerisourceBergen Corp.	56,663
3,411	Cardinal Health, Inc.	168,094
2,610	Cigna Corp.	88,688
1,407	Coventry Health Care, Inc. (a)	45,798
991	DaVita, Inc. (a)	56,497
2,342	Express Scripts, Inc. (a)	172,886
1,604	Humana, Inc. (a)	66,085
1,056	Laboratory Corp. of America Holdings (a)	73,392
2,620	McKesson Corp.	140,982
4,802	Medco Health Solutions, Inc. (a)	216,090
865	Patterson Cos., Inc. (a)	26,305
1,501	Quest Diagnostics, Inc.	77,557
3,939	Tenet Healthcare Corp. (a)	21,861
11,563	UnitedHealth Group, Inc.	293,584
4,856	WellPoint, Inc. (a)	227,115

		1,893,334

	Health Care Technology — 0.0% (g)
1,727	IMS Health, Inc.	32,658

	Hotels, Restaurants & Leisure — 1.3%
4,149	Carnival Corp.	146,667
1,334	Darden Restaurants, Inc.	38,192
2,940	International Game Technology	50,509
2,806	Marriott International, Inc., Class A	73,209
10,680	McDonald’s Corp.	658,957
6,938	Starbucks Corp. (a)	103,168
1,773	Starwood Hotels & Resorts Worldwide, Inc.	49,892
1,685	Wyndham Worldwide Corp.	26,471
4,451	Yum! Brands, Inc.	145,147

		1,292,212

	Household Durables — 0.5%
569	Black & Decker Corp.	34,567
1,173	Centex Corp.	19,003
2,616	D.R. Horton, Inc.	34,060
1,424	Fortune Brands, Inc.	81,680
556	Harman International Industries, Inc.	18,943
715	KB Home	14,071
1,526	Leggett & Platt, Inc.	33,252
1,342	Lennar Corp., Class A	20,385
2,631	Newell Rubbermaid, Inc.	45,411
2,029	Pulte Homes, Inc.	28,345
545	Snap-On, Inc.	28,700
746	Stanley Works (The)	31,138
707	Whirlpool Corp.	56,058

		445,613

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Household Products — 2.8%
1,311	Clorox Co.	82,187
4,803	Colgate-Palmolive Co.	361,906
3,943	Kimberly-Clark Corp.	255,664
28,815	Procter & Gamble Co.	2,008,117

		2,707,874

	Independent Power Producers & Energy Traders — 0.1%
6,389	AES Corp. (The) (a)	74,687
1,694	Constellation Energy Group, Inc.	41,164
4,801	Dynegy, Inc., Class A (a)	17,188

		133,039

	Industrial Conglomerates — 3.1%
6,638	3M Co.	453,442
94,470	General Electric Co.	2,408,984
2,360	Textron, Inc.	69,101
4,509	Tyco International Ltd., (Bermuda)	157,905

		3,089,432

	Insurance — 3.0%
4,522	Aflac, Inc.	265,668
5,142	Allstate Corp. (The)	237,149
25,534	American International Group, Inc.	85,028
2,637	AON Corp.	118,560
1,126	Assurant, Inc.	61,930
3,424	Chubb Corp. (The)	187,978
1,542	Cincinnati Financial Corp.	43,854
4,113	Genworth Financial, Inc., Class A	35,413
2,861	Hartford Financial Services Group, Inc.	117,272
2,439	Lincoln National Corp.	104,414
3,439	Loews Corp.	135,806
4,871	Marsh & McLennan Cos., Inc.	154,703
1,857	MBIA, Inc.	22,098
6,521	MetLife, Inc.	365,176
2,461	Principal Financial Group, Inc.	107,029
6,415	Progressive Corp. (The)	111,621
4,055	Prudential Financial, Inc.	291,960
828	Torchmark Corp.	49,514
5,610	Travelers Cos., Inc. (The)	253,572
3,281	Unum Group	82,353
2,963	XL Capital Ltd., Class A (Bermuda)	53,156

		2,884,254

	Internet & Catalog Retail — 0.3%
3,034	Amazon.com, Inc. (a)	220,753
1,987	Expedia, Inc. (a)	30,024

		250,777

	Internet Software & Services — 1.5%
1,606	Akamai Technologies, Inc. (a)	28,009
10,375	eBay, Inc. (a)	232,193
2,269	Google, Inc., Class A (a)	908,779
1,835	VeriSign, Inc. (a)	47,857
13,160	Yahoo!, Inc. (a)	227,668

		1,444,506

	IT Services — 1.0%
924	Affiliated Computer Services, Inc., Class A (a)	46,782
4,832	Automatic Data Processing, Inc.	206,569
2,769	Cognizant Technology Solutions Corp., Class A (a)	63,216
1,437	Computer Sciences Corp. (a)	57,753
1,157	Convergys Corp. (a)	17,100
1,802	Fidelity National Information Services, Inc.	33,265
1,558	Fiserv, Inc. (a)	73,725
687	MasterCard, Inc., Class A	121,826
3,047	Paychex, Inc.	100,642
1,877	Total System Services, Inc.	30,783
3,415	Unisys Corp. (a)	9,391
6,924	Western Union Co. (The)	170,815

		931,867

	Leisure Equipment & Products — 0.1%
2,737	Eastman Kodak Co.	42,095
1,192	Hasbro, Inc.	41,386
3,424	Mattel, Inc.	61,769

		145,250

	Life Sciences Tools & Services — 0.4%
1,610	Applied Biosystems, Inc.	55,143
524	Millipore Corp. (a)	36,051
1,135	PerkinElmer, Inc.	28,341
3,979	Thermo Fisher Scientific, Inc. (a)	218,845

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Life Sciences Tools & Services — Continued
940	Waters Corp. (a)	54,689

		393,069

	Machinery — 1.7%
5,781	Caterpillar, Inc.	344,547
1,925	Cummins, Inc.	84,161
2,423	Danaher Corp.	168,156
4,055	Deere & Co.	200,723
1,784	Dover Corp.	72,341
1,578	Eaton Corp.	88,652
3,798	Illinois Tool Works, Inc.	168,821
3,025	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	94,289
1,726	ITT Corp.	95,983
1,237	Manitowoc Co., Inc. (The)	19,235
3,450	PACCAR, Inc.	131,756
1,138	Pall Corp.	39,136
1,592	Parker Hannifin Corp.	84,376
923	Terex Corp. (a)	28,170

		1,620,346

	Media — 2.6%
6,457	CBS Corp., Class B	94,143
27,712	Comcast Corp., Class A	543,987
5,482	DIRECTV Group, Inc. (The) (a)	143,464
2,166	Gannett Co., Inc.	36,627
4,525	Interpublic Group of Companies, Inc. (The) (a)	35,069
3,016	McGraw-Hill Cos., Inc. (The)	95,336
344	Meredith Corp.	9,646
1,106	New York Times Co. (The), Class A (c)	15,805
21,803	News Corp., Class A	261,418
3,027	Omnicom Group, Inc.	116,721
853	Scripps Networks Interactive, Inc., Class A	30,972
34,024	Time Warner, Inc.	446,055
5,896	Viacom, Inc., Class B (a)	146,457
17,819	Walt Disney Co. (The)	546,864
57	Washington Post Co. (The), Class B	31,735

		2,554,299

	Metals & Mining — 0.8%
1,066	AK Steel Holding Corp.	27,631
7,724	Alcoa, Inc.	174,408
952	Allegheny Technologies, Inc.	28,132
3,646	Freeport-McMoRan Copper & Gold, Inc.	207,274
4,337	Newmont Mining Corp.	168,102
3,006	Nucor Corp.	118,737
808	Titanium Metals Corp.	9,163
1,116	United States Steel Corp.	86,613

		820,060

	Multiline Retail — 0.8%
779	Big Lots, Inc. (a)	21,680
543	Dillard’s, Inc., Class A	6,407
1,327	Family Dollar Stores, Inc.	31,450
2,109	J.C. Penney Co., Inc.	70,314
2,892	Kohl’s Corp. (a)	133,263
3,994	Macy’s, Inc.	71,812
1,514	Nordstrom, Inc.	43,633
540	Sears Holdings Corp. (a)	50,490
7,167	Target Corp.	351,542

		780,591

	Multi-Utilities — 1.2%
1,996	Ameren Corp.	77,904
3,246	CenterPoint Energy, Inc.	47,294
2,139	CMS Energy Corp.	26,673
2,594	Consolidated Edison, Inc.	111,438
5,507	Dominion Resources, Inc.	235,590
1,549	DTE Energy Co.	62,146
726	Integrys Energy Group, Inc.	36,256
2,604	NiSource, Inc.	38,435
3,405	PG&E Corp.	127,517
4,829	Public Service Enterprise Group, Inc.	158,343
2,340	Sempra Energy	118,100
2,020	TECO Energy, Inc.	31,775
4,235	Xcel Energy, Inc.	84,658

		1,156,129

	Office Electronics — 0.1%
8,283	Xerox Corp.	95,503

	Oil, Gas & Consumable Fuels — 10.6%
4,449	Anadarko Petroleum Corp.	215,821
3,176	Apache Corp.	331,193
981	Cabot Oil & Gas Corp.	35,453

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Oil, Gas & Consumable Fuels — Continued
4,950	Chesapeake Energy Corp.	177,507
19,510	Chevron Corp.	1,609,185
14,433	ConocoPhillips	1,057,217
1,740	Consol Energy, Inc.	79,849
4,195	Devon Energy Corp.	382,584
6,659	El Paso Corp.	84,969
2,363	EOG Resources, Inc.	211,394
49,324	Exxon Mobil Corp.	3,830,502
2,688	Hess Corp.	220,631
6,700	Marathon Oil Corp.	267,129
803	Massey Energy Co.	28,643
1,808	Murphy Oil Corp.	115,965
1,640	Noble Energy, Inc.	91,168
7,759	Occidental Petroleum Corp.	546,622
2,583	Peabody Energy Corp.	116,235
1,137	Pioneer Natural Resources Co.	59,442
1,473	Range Resources Corp.	63,148
3,259	Southwestern Energy Co. (a)	99,530
5,839	Spectra Energy Corp.	138,968
1,110	Sunoco, Inc.	39,494
1,309	Tesoro Corp.	21,585
4,968	Valero Energy Corp.	150,530
5,472	Williams Cos., Inc.	129,413
5,217	XTO Energy, Inc.	242,695

		10,346,872

	Paper & Forest Products — 0.3%
4,060	International Paper Co.	106,291
1,622	MeadWestvaco Corp.	37,809
2,006	Weyerhaeuser Co.	121,523

		265,623

	Personal Products — 0.2%
4,043	Avon Products, Inc.	168,067
1,090	Estee Lauder Cos., Inc. (The), Class A	54,402

		222,469

	Pharmaceuticals — 6.7%
14,639	Abbott Laboratories	842,914
2,920	Allergan, Inc.	150,380
1,034	Barr Pharmaceuticals, Inc. (a)	67,520
18,799	Bristol-Myers Squibb Co.	391,959
9,501	Eli Lilly & Co.	418,329
2,895	Forest Laboratories, Inc. (a)	81,871
26,538	Johnson & Johnson	1,838,552
2,341	King Pharmaceuticals, Inc. (a)	22,427
20,346	Merck & Co., Inc.	642,120
2,892	Mylan, Inc. (a)	33,027
64,015	Pfizer, Inc.	1,180,436
15,437	Schering-Plough Corp.	285,121
992	Watson Pharmaceuticals, Inc. (a)	28,272
12,663	Wyeth	467,771

		6,450,699

	Professional Services — 0.1%
1,218	Equifax, Inc.	41,960
1,177	Monster Worldwide, Inc. (a)	17,549
1,481	Robert Half International, Inc.	36,655

		96,164

	Real Estate Investment Trusts (REITs) — 1.3%
813	Apartment Investment & Management Co., Class A	28,471
732	AvalonBay Communities, Inc.	72,043
1,138	Boston Properties, Inc.	106,585
1,142	Developers Diversified Realty Corp.	36,190
2,573	Equity Residential	114,267
2,161	General Growth Properties, Inc.	32,631
2,390	HCP, Inc.	95,911
4,933	Host Hotels & Resorts, Inc.	65,560
2,156	Kimco Realty Corp.	79,643
1,625	Plum Creek Timber Co., Inc.	81,023
2,493	ProLogis	102,886
1,189	Public Storage	117,723
2,137	Simon Property Group, Inc.	207,288
1,301	Vornado Realty Trust	118,326

		1,258,547

	Real Estate Management & Development — 0.0% (g)
1,633	CB Richard Ellis Group, Inc., Class A (a)	21,833

	Road & Rail — 1.1%
2,682	Burlington Northern Santa Fe Corp.	247,897
3,871	CSX Corp.	211,240
3,563	Norfolk Southern Corp.	235,906

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Road & Rail — Continued
536	Ryder System, Inc.	33,232
4,835	Union Pacific Corp.	344,060

		1,072,335

	Semiconductors & Semiconductor Equipment — 2.2%
5,766	Advanced Micro Devices, Inc. (a)	30,272
2,857	Altera Corp.	59,083
2,758	Analog Devices, Inc.	72,673
12,741	Applied Materials, Inc.	192,771
4,191	Broadcom Corp., Class A (a)	78,078
53,389	Intel Corp.	999,976
1,645	KLA-Tencor Corp.	52,064
2,104	Linear Technology Corp.	64,509
6,112	LSI Corp. (a)	32,760
2,145	MEMC Electronic Materials, Inc. (a)	60,618
1,749	Microchip Technology, Inc.	51,473
7,227	Micron Technology, Inc. (a)	29,269
1,851	National Semiconductor Corp.	31,856
942	Novellus Systems, Inc. (a)	18,501
5,285	NVIDIA Corp. (a)	56,602
1,604	Teradyne, Inc. (a)	12,527
12,449	Texas Instruments, Inc.	267,654
2,625	Xilinx, Inc.	61,556

		2,172,242

	Software — 3.8%
5,037	Adobe Systems, Inc. (a)	198,810
2,136	Autodesk, Inc. (a)	71,663
1,805	BMC Software, Inc. (a)	51,677
3,740	CA, Inc.	74,650
1,732	Citrix Systems, Inc. (a)	43,750
2,421	Compuware Corp. (a)	23,459
3,028	Electronic Arts, Inc. (a)	112,006
3,048	Intuit, Inc. (a)	96,347
74,566	Microsoft Corp.	1,990,168
3,279	Novell, Inc. (a)	16,854
37,211	Oracle Corp. (a)	755,756
988	Salesforce.com, Inc. (a)	47,819
7,968	Symantec Corp. (a)	156,013

		3,638,972

	Specialty Retail — 1.7%
827	Abercrombie & Fitch Co., Class A	32,625
1,023	AutoNation, Inc. (a) (c)	11,499
397	AutoZone, Inc. (a)	48,966
2,473	Bed Bath & Beyond, Inc. (a)	77,677
3,208	Best Buy Co., Inc.	120,300
1,551	GameStop Corp., Class A (a)	53,060
4,459	Gap, Inc. (The)	79,281
16,129	Home Depot, Inc.	417,579
2,710	Limited Brands, Inc.	46,937
13,919	Lowe’s Cos., Inc.	329,741
2,611	Office Depot, Inc. (a)	15,196
1,245	RadioShack Corp.	21,514
937	Sherwin-Williams Co. (The)	53,559
6,752	Staples, Inc.	151,920
1,178	Tiffany & Co.	41,843
3,983	TJX Cos., Inc.	121,561

		1,623,258

	Textiles, Apparel & Luxury Goods — 0.5%
3,199	Coach, Inc. (a)	80,103
792	Jones Apparel Group, Inc.	14,660
900	Liz Claiborne, Inc.	14,787
3,726	Nike, Inc., Class B	249,269
540	Polo Ralph Lauren Corp.	35,986
827	V.F. Corp.	63,935

		458,740

	Thrifts & Mortgage Finance — 0.1%
4,935	Hudson City Bancorp, Inc.	91,050
1,188	MGIC Investment Corp.	8,352
5,161	Sovereign Bancorp, Inc.	20,386

		119,788

	Tobacco — 1.7%
19,560	Altria Group, Inc.	388,070
1,652	Lorillard, Inc.	117,540
19,574	Philip Morris International, Inc.	941,509
1,614	Reynolds American, Inc.	78,473
1,401	UST, Inc.	93,223

		1,618,815

	Trading Companies & Distributors — 0.1%
1,227	Fastenal Co.	60,601

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Trading Companies & Distributors — Continued
615	W.W. Grainger, Inc.	53,487

		114,088

	Wireless Telecommunication Services — 0.3%
3,741	American Tower Corp., Class A (a)	134,564
27,105	Sprint Nextel Corp.	165,340

		299,904

	Total Common Stocks (Cost $96,687,985)	96,686,940

	Investment Company — 0.0% (g)
85	SPDR Trust, Series 1, (Cost $10,832)	9,859

	Total Long-Term Investments (Cost $96,698,817)	96,696,799

	Short-Term Investments — 0.6%

	Investment Company — 0.5%
515,191	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $515,191)	515,191

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.1%
85,000	U.S. Treasury Bills, 1.57%, 11/20/08 (k) (n) (Cost $84,815)	84,821

	Total Short-Term Investments (Cost $600,006)	600,012

SHARES

	Investments of Cash Collateral for Securities on Loan —0.2%

	Investment Company — 0.2%
177,800	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $177,800)	177,800

	Total Investments — 100.5% (Cost $97,476,623)	97,474,611
	Liabilities in Excess of Other Assets — (0.5)%	(507,040)

	NET ASSETS — 100.0%	$96,967,571

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	E-Mini S&P 500 Index	December, 2008	$408,590	$(25,090)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

SPDR	-	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,782,967
Aggregate gross unrealized depreciation	(21,784,979)

Net unrealized appreciation/depreciation	$(2,012)

Federal income tax cost of investments	$97,476,623

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Equity Index Portfolio
Level 1	$ 97,389,790	$ -	$ (25,090)
Level 2	84,821	-	-
Level 3	-	-	-
Total	$ 97,474,611	$ -	$ (25,090)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Government Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 97.8%
	Collateralized Mortgage Obligations — 49.8%
	Agency CMO — 49.8%
	Federal Home Loan Mortgage Corp. REMICS,
165,050	Series 1343, Class LA, 8.00%, 08/15/22	176,382
399,959	Series 1577, Class PV, 6.50%, 09/15/23	415,294
834,585	Series 1584, Class L, 6.50%, 09/15/23	861,970
1,861	Series 1604, Class MB, IF, 10.61%, 11/15/08	1,864
5,784	Series 1625, Class SC, IF, 10.89%, 12/15/08	5,794
832,422	Series 1633, Class Z, 6.50%, 12/15/23	865,557
201,000	Series 1694, Class PK, 6.50%, 03/15/24	210,016
345,303	Series 1999, Class PU, 7.00%, 10/15/27	359,653
583,099	Series 2031, Class PG, 7.00%, 02/15/28 (m)	612,083
510,245	Series 2035, Class PC, 6.95%, 03/15/28	532,060
610,758	Series 2095, Class PE, 6.00%, 11/15/28	626,833
186,589	Series 2178, Class PB, 7.00%, 08/15/29	193,777
386,062	Series 2259, Class ZC, 7.35%, 10/15/30	387,684
468,366	Series 2345, Class PQ, 6.50%, 08/15/16	488,190
726,618	Series 2367, Class ME, 6.50%, 10/15/31	745,055
65,519	Series 2390, Class DO, PO, 12/15/31	54,407
883,000	Series 2527, Class BP, 5.00%, 11/15/17	878,022
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	4,978,694
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,164,566
1,502,083	Series 2626, Class KA, 3.00%, 03/15/30	1,440,748
650,000	Series 2631, Class TE, 4.50%, 02/15/28	648,850
515,467	Series 2647, Class A, 3.25%, 04/15/32	474,265
3,153,005	Series 2651, Class VZ, 4.50%, 07/15/18	3,057,040
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,410,010
410,000	Series 2682, Class LC, 4.50%, 07/15/32	394,604
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,511,363
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,251,206
625,000	Series 2827, Class DG, 4.50%, 07/15/19	590,241
679,236	Series 2927, Class GA, 5.50%, 10/15/34	688,218
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,262,803
709,963	Series 3085, Class VS, IF, 18.77%, 12/15/35	759,846
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
575,752	Series T-54, Class 2A, 6.50%, 02/25/43	588,527
349,039	Series T-56, Class A, PO, 05/25/43	244,036
	Federal National Mortgage Association REMICS,
22,111	Series 1988-16, Class B, 9.50%, 06/25/18	24,215
97,589	Series 1993-146, Class E, PO, 05/25/23	79,810
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	256,210
726	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	726
16,324	Series 1993-205, Class H, PO, 09/25/23	12,953
7,320	Series 1993-221, Class SG, IF, 7.93%, 12/25/08	7,352
2,081,355	Series 1993-223, Class PZ, 6.50%, 12/25/23	2,149,078
474,114	Series 1993-250, Class Z, 7.00%, 12/25/23	492,747
8,329	Series 1994-28, Class K, 6.50%, 08/25/23	8,314
839,076	Series 1994-37, Class L, 6.50%, 03/25/24	883,410

JPMorgan Insurance Trust Government Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — 49.8%— Continued
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,546,796
522	Series 1994-76, Class H, 5.00%, 02/25/24	521
151,808	Series 1998-46, Class GZ, 6.50%, 08/18/28	156,490
388,875	Series 1998-58, Class PC, 6.50%, 10/25/28	400,658
765,733	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	163,104
330,222	Series 2001-4, Class PC, 7.00%, 03/25/21	348,041
1,201,731	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	253,261
300,323	Series 2002-2, Class UC, 6.00%, 02/25/17	307,255
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	2,015,647
1,179,021	Series 2003-70, Class BE, 3.50%, 12/25/25	1,170,672
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,559,634
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	598,350
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,670,851
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,814,668
1,326,086	Series 2004-75, Class VK, 4.50%, 09/25/22	1,254,912
59,906	Series G92-44, Class ZQ, 8.00%, 07/25/22	63,943
26,966	Series G92-66, Class KA, 6.00%, 12/25/22	27,590
	Federal National Mortgage Association Whole Loan,
639,698	Series 1999-W4, Class A9, 6.25%, 02/25/29	657,435
1,047,547	Series 2002-W7, Class A4, 6.00%, 06/25/29	1,074,063
545,518	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	560,083
512,662	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	488,071
	Government National Mortgage Association,
277,768	Series 1998-22, Class PD, 6.50%, 09/20/28	287,526
88,674	Series 1999-17, Class L, 6.00%, 05/20/29	90,752
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,591,989
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,040,985
6,087,102	Series 2003-59, Class XA, IO, VAR, 1.98%, 06/16/34	458,150
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,834,414
1,384,703	Series 2004-62, Class VA, 5.50%, 07/20/15	1,409,600

		68,639,934

	Total Collateralized Mortgage Obligations (Cost $68,676,808)	68,639,934

	Mortgage Pass-Through Securities — 9.4%
	Federal Home Loan Mortgage Corp.,
161,278	ARM, 5.71%, 01/01/27	164,199
44,505	ARM, 5.82%, 04/01/30	45,216
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
261,958	5.00%, 12/01/13 - 04/01/14	264,306
69,700	5.50%, 03/01/14	70,757
26,590	6.00%, 04/01/14	27,079
60,160	6.50%, 06/01/14 - 09/01/14	62,938
11,224	7.00%, 02/01/11	11,643
6,203	7.50%, 09/01/10	6,263
392	8.50%, 12/01/09	402
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
211,256	6.00%, 04/01/26 - 02/01/32	215,384
1,042,974	6.50%, 11/01/25 - 04/01/32	1,079,001
14,291	8.50%, 07/01/28	15,836
10,355	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.00%, 12/01/09	10,632
	Federal National Mortgage Association, 15 Year, Single Family,
654,804	5.50%, 11/01/16	667,190

JPMorgan Insurance Trust Government Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Mortgage Pass-Through Securities— Continued
108,459	6.00%, 04/01/13 - 08/01/14	110,850
53,396	6.50%, 11/01/11 - 05/01/13	55,435
200,978	8.00%, 11/01/12 - 01/01/16	210,426
	Federal National Mortgage Association, 30 Year, Single Family,
793,758	4.50%, 03/01/38	751,018
1,871,329	5.00%, 11/01/33	1,829,296
2,610,244	5.50%, 12/01/33 - 01/01/34	2,610,689
382,166	6.50%, 09/01/25 - 04/01/32	394,818
52,186	7.50%, 03/01/30 - 08/01/30	56,374
	Federal National Mortgage Association, Other,
1,156,465	5.00%, 11/01/23	1,137,985
1,403,724	6.00%, 03/01/22 - 09/01/28	1,433,610
73,059	7.50%, 02/01/13	77,780
	Government National Mortgage Association I, 30 Year, Single Family,
23,082	6.50%, 03/15/28 - 09/15/28	23,788
39,505	7.00%, 12/15/25 - 06/15/28	41,681
28,305	7.50%, 05/15/23 - 09/15/25	30,556
46,491	8.00%, 10/15/27	51,015
13,934	9.00%, 11/15/24	15,311
	Government National Mortgage Association II, 30 Year, Single Family,
7,541	7.50%, 12/20/26	8,114
119,099	8.00%, 11/20/26	130,257
	Government National Mortgage Association II, ARMS,
667,263	4.50%, 07/20/34	666,438
695,162	5.50%, 09/20/34	709,052
10,174	5.63%, 07/20/27	10,296

	Total Mortgage Pass-Through Securities (Cost $12,974,693)	12,995,635

	U.S. Government Agency Securities — 17.3%
1,500,000	Federal Farm Credit Bank, 6.75%, 07/07/09	1,540,167
1,000,000	Federal Home Loan Bank System, 5.90%, 03/26/09	1,012,988
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,501,740
630,000	Zero Coupon, 03/23/28	231,860
6,000,000	Federal National Mortgage Association Interest STRIPS 09/23/20	3,308,208
	Financing Corp. Principal STRIPS,
2,000,000	11/02/18	1,262,770
8,000,000	12/06/18	5,019,392
4,000,000	Residual Funding Principal STRIPS, 07/15/20	2,296,072
	Resolution Funding Interest STRIPS,
1,000,000	10/15/17	677,516
2,000,000	01/15/20	1,180,498
	Tennessee Valley Authority,
2,000,000	6.00%, 03/15/13	2,166,100
5,000,000	Zero Coupon, 07/15/16	3,579,515

	Total U.S. Government Agency Securities (Cost $21,155,491)	23,776,826

	U.S. Treasury Obligations — 21.3%
	U.S. Treasury Bonds,
650,000	6.13%, 11/15/27 (c)	791,274
2,700,000	7.25%, 05/15/16	3,342,306
1,250,000	8.13%, 08/15/19 (c)	1,677,636
2,000,000	9.13%, 05/15/18 (c)	2,824,218
	U.S. Treasury Bonds Coupon STRIPS,
2,500,000	08/15/14	2,064,400
2,000,000	11/15/14	1,633,484
1,750,000	02/15/15	1,395,856
500,000	05/15/15 (c)	394,909
750,000	08/15/15 (c)	585,170
3,000,000	11/15/15 (c)	2,305,254
400,000	05/15/16 (c)	298,079
15,000,000	U.S. Treasury Bonds Principal STRIPS, 05/15/20	8,910,314
631,915	U.S. Treasury Inflation Indexed Bonds, 3.50%, 01/15/11 (c)	657,142

JPMorgan Insurance Trust Government Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	U.S. Treasury Obligations— Continued
2,250,000	U.S. Treasury Notes, 4.25%, 08/15/13 (c)	2,388,339

	Total U.S. Treasury Obligations (Cost $26,369,821)	29,268,381

	Total Long-Term Investments (Cost 129,176,813)	134,680,776

SHARES

Short-Term Investment — 2.1%
Investment Company — 2.1%
2,828,300	JPMorgan U.S. Government Money Market Fund, Institutional Class (b) (Cost $2,828,300)	2,828,300

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 9.0%
	Repurchase Agreements — 9.0%
1,762,812	Banc of America Securities LLC, 2.00%, dated 09/30/08, due 10/01/08, repurchase price $1,778,860 collateralized by U.S. Government Agency Mortgages with a value of $1,798,069	1,762,812
2,650,000	Barclays Capital, 2.25%, dated 09/30/08, due 10/01/08, repurchase price $2,666,001 collateralized by U.S. Government Agency Mortgages with a value of $2,703,000	2,650,000
2,650,000	Credit Suisse (USA) LLC, 2.00%, dated 09/30/08, due 10/01/08, repurchase price $2,666,001 collateralized by U.S. Government Agency Mortgages with a value of $2,703,022	2,650,000
2,700,000	Merrill Lynch Securities, 1.50%, dated 09/30/08, due 10/01/08, repurchase price $2,716,001 collateralized by U.S. Government Agency Mortgages with a value of $2,754,010	2,700,000
2,700,000	Morgan Stanley, 1.50%, dated 09/30/08, due 10/01/08, repurchase price $2,716,001 collateralized by U.S. Government Agency Mortgages with a value of $2,754,000	2,700,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $12,462,812)	12,462,812

	Total Investments — 108.9% (Cost $144,467,925)	149,971,888
	Liabilities in Excess of Other Assets — (8.9)%	(12,253,593)

	NET ASSETS — 100.0%	$137,718,295

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduit

JPMorgan Insurance Trust Government Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,625,210
Aggregate gross unrealized depreciation	(1,121,247)

Net unrealized appreciation/depreciation	$5,503,963

Federal income tax cost of investments	$144,467,925

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Government Bond Portfolio
Level 1	$ 15,291,112	$ -
Level 2	134,680,776	-
Level 3	-	-
Total	$ 149,971,888	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.4% (m)
	Common Stocks — 99.4%
	Australia — 2.1%
2,980	BHP Billiton Ltd.	77,095
194	Rio Tinto Ltd.	13,072

		90,167

	Belgium — 0.7%
1,815	Dexia S.A.	19,826
1,700	Fortis	10,757

		30,583

	Brazil — 2.1%
2,148	Companhia Vale do Rio Doce, ADR	41,134
1,182	Petroleo Brasileiro S.A., ADR	51,949

		93,083

	Egypt — 0.2%
69	Orascom Construction Industries, GDR	7,201

	Finland — 1.6%
3,690	Nokia OYJ	68,824

	France — 14.1%
700	Accor S.A.	37,385
2,700	AXA S.A.	88,383
900	BNP Paribas	85,912
550	Compagnie de Saint-Gobain	28,451
588	GDF Suez	30,591
500	Imerys S.A.	28,727
490	Lafarge S.A.	51,591
519	Pernod-Ricard S.A.	45,719
767	Sanofi-Aventis S.A.	50,427
157	Suez Environment S.A. (a)	3,866
2,850	Total S.A.	173,137

		624,189

	Germany — 8.5%
860	Bayer AG	62,984
1,900	Deutsche Post AG	39,643
1,806	E.ON AG	90,908
300	Linde AG	32,036
200	RWE AG	19,067
880	SAP AG	46,868
662	Siemens AG	61,749
1,170	Symrise AG	19,864

		373,119

	Greece — 0.6%
1,327	Piraeus Bank S.A.	27,631

	Hong Kong — 1.3%
1,500	China Mobile, Ltd.	15,027
3,900	Esprit Holdings, Ltd.	24,174
8,000	Hang Lung Properties, Ltd.	18,832

		58,033

	Israel — 1.0%
960	Teva Pharmaceutical Industries Ltd., ADR	43,958

	Italy — 4.4%
3,800	ENI S.p.A.	100,723
11,370	Intesa Sanpaolo S.p.A.	62,530
8,700	UniCredit S.p.A.	32,533

		195,786

	Japan — 19.0%
1,400	Astellas Pharma, Inc.	58,827
1,500	Canon, Inc.	56,866
700	Daikin Industries Ltd.	23,610
5	East Japan Railway Co.	37,288
2,500	Honda Motor Co., Ltd.	75,832
14	Japan Tobacco, Inc.	52,767
2,100	Komatsu Ltd.	34,380
2,500	Mitsubishi Corp.	52,150
3,800	Mitsubishi UFJ Financial Group, Inc.	33,137
2,000	Mitsui Fudosan Co., Ltd.	38,644
1,000	Murata Manufacturing Co., Ltd.	40,371
800	Nidec Corp.	49,215
100	Nintendo Co., Ltd.	42,418
1,500	Nomura Holdings, Inc.	19,575
1,100	Shin-Etsu Chemical Co., Ltd.	52,306
300	SMC Corp.	31,256
1,700	Sony Corp.	52,424
4,300	Sumitomo Corp.	40,093
8	Sumitomo Mitsui Financial Group, Inc.	50,157

		841,316

	Mexico — 1.3%
507	America Movil S.A.B. de C.V., Series L, , ADR	23,504
900	Fomento Economico Mexicano S.A.B. de C.V., ADR	34,326

		57,830

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Netherlands — 6.1%
2,210	ING Groep N.V. CVA	47,378
1,500	Koninklijke Philips Electronics N.V.	40,699
2,856	Reed Elsevier N.V.	42,369
3,337	Royal Dutch Shell plc, Class A	98,315
2,100	Wolters Kluwer N.V.	42,563

		271,324

	Norway — 0.3%
2,000	Norsk Hydro ASA	13,530

	Spain — 3.9%
3,100	Banco Bilbao Vizcaya Argentaria S.A.	50,129
1,030	Inditex S.A.	43,583
3,340	Telefonica S.A.	79,417

		173,129

	Sweden — 0.4%
1,560	Atlas Copco AB, Class A	17,723

	Switzerland — 10.9%
3,330	ABB Ltd. (a)	64,530
800	Adecco S.A.	34,753
700	Holcim Ltd.	51,304
2,410	Nestle S.A.	104,154
1,510	Novartis AG	79,501
590	Roche Holding AG	92,360
200	Zurich Financial Services AG	55,384

		481,986

	Taiwan — 0.9%
4,134	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,736

	United Kingdom — 20.0%
6,500	Barclays plc	38,619
3,623	BG Group plc	65,707
1,850	British Land Co. plc	24,954
5,419	Burberry Group plc	38,318
6,000	Centrica plc	33,760
3,500	GlaxoSmithKline plc	75,819
9,200	HSBC Holdings plc	146,931
5,839	ICAP plc	37,662
6,044	Man Group plc	36,934
3,200	Standard Chartered plc	78,738
13,582	Tesco plc	94,463
42,637	Vodafone Group plc	94,161
9,000	Wm Morrison Supermarkets plc	41,854
3,500	Wolseley plc	26,455
6,100	WPP Group plc	49,340

		883,715

	Total Investments — 99.4% (Cost $5,273,713)	4,391,863
	Other Assets in Excess of Liabilities — 0.6%	27,607

	NET ASSETS — 100.0%	$4,419,470

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	14.3%
Oil, Gas & Consumable Fuels	11.2
Pharmaceuticals	10.6
Metals & Mining	3.3
Insurance	3.3
Food & Staples Retailing	3.1
Media	3.1
Wireless Telecommunication Services	3.0
Construction Materials	3.0
Trading Companies & Distributors	2.7
Food Products	2.4
Chemicals	2.4
Industrial Conglomerates	2.3
Capital Markets	2.1
Electric Utilities	2.1
Electronic Equipment & Instruments	2.0
Software	2.0
Multi-Utilities	1.9
Machinery	1.9
Beverages	1.8
Diversified Telecommunication Services	1.8
Automobiles	1.7
Communications Equipment	1.6
Specialty Retail	1.5
Electrical Equipment	1.5
Diversified Financial Services	1.3
Real Estate Management & Development	1.3
Office Electronics	1.3
Tobacco	1.2
Household Durables	1.2
Building Products	1.2
Others (each less than 1.0%)	5.9

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt
CVA -	Dutch Certification
GDR -	Global Depositary Receipt

(a)	Non-income producing security.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $4,158,000 and 94.7%, respectively.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,788
Aggregate gross unrealized depreciation	(1,021,638)

Net unrealized appreciation/depreciation	(881,850)

Federal income tax cost of investments	$5,273,713

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value :

Valuation Inputs	Investments in Securities	Other Financial Instruments*
International Equity Portfolio
Level 1	$ 43,958	$ -
Level 2	4,347,905	-
Level 3	-	-
Total	$ 4,391,863	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 4.5%
9,000	General Dynamics Corp.	662,580
22,750	Honeywell International, Inc.	945,262
11,085	Lockheed Martin Corp.	1,215,692

		2,823,534

	Beverages — 2.7%
3,200	Central European Distribution Corp. (a)	145,312
17,050	Coca-Cola Co. (The)	901,604
13,950	Molson Coors Brewing Co., Class B	652,162

		1,699,078

	Biotechnology — 2.9%
9,950	Amgen, Inc. (a)	589,737
22,100	Gilead Sciences, Inc. (a)	1,007,318
4,600	OSI Pharmaceuticals, Inc. (a)	226,734

		1,823,789

	Capital Markets — 2.9%
850	BlackRock, Inc.	165,325
1,600	Goldman Sachs Group, Inc. (The)	204,800
8,500	Northern Trust Corp.	613,700
5,900	Raymond James Financial, Inc.	194,582
8,900	State Street Corp.	506,232
4,550	Waddell & Reed Financial, Inc., Class A	112,613

		1,797,252

	Chemicals — 2.2%
3,750	Airgas, Inc.	186,188
5,200	Celanese Corp., Class A	145,132
3,350	FMC Corp.	172,156
8,500	Mosaic Co. (The)	578,170
7,750	Olin Corp.	150,350
5,000	Rockwood Holdings, Inc. (a)	128,300

		1,360,296

	Commercial Services & Supplies — 0.3%
3,350	Brink’s Co. (The)	204,417

	Communications Equipment — 1.8%
4,450	CommScope, Inc. (a)	154,148
4,450	Harris Corp.	205,590
17,050	QUALCOMM, Inc.	732,638

		1,092,376

	Computers & Peripherals — 9.8%
7,155	Apple, Inc. (a)	813,237
45,170	Hewlett-Packard Co.	2,088,661
21,250	International Business Machines Corp.	2,485,400
5,850	Lexmark International, Inc., Class A (a)	190,534
8,150	NCR Corp. (a)	179,708
11,100	QLogic Corp. (a)	170,496
7,200	Western Digital Corp. (a)	153,504

		6,081,540

	Construction & Engineering — 1.0%
11,691	Fluor Corp.	651,189

	Containers & Packaging — 0.9%
8,250	Crown Holdings, Inc. (a)	183,232
3,650	Greif, Inc., Class A	239,513
4,100	Owens-Illinois, Inc. (a)	120,540

		543,285

	Diversified Consumer Services — 0.5%
4,000	DeVry, Inc.	198,160
5,800	H&R Block, Inc.	131,950

		330,110

	Diversified Financial Services — 0.2%
3,550	Nasdaq OMX Group (The) (a)	108,524

	Diversified Telecommunication Services — 0.7%
5,200	Embarq Corp.	210,860
17,800	Windstream Corp.	194,732

		405,592

	Electric Utilities — 0.9%
8,350	DPL, Inc.	207,080
8,600	Edison International	343,140

		550,220

	Electronic Equipment, Instruments & Components — 1.3%
6,000	Arrow Electronics, Inc. (a)	157,320
683	Mettler-Toledo International, Inc. (a)	66,934
20,700	Tyco Electronics Ltd., (Bermuda)	572,562

		796,816

	Energy Equipment & Services — 1.7%
2,750	ENSCO International, Inc.	158,482
8,400	Transocean, Inc. (a)	922,656

		1,081,138

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Food & Staples Retailing — 4.1%
5,950	BJ’s Wholesale Club, Inc. (a)	231,217
7,300	Kroger Co. (The)	200,604
35,150	Wal-Mart Stores, Inc.	2,105,134

		2,536,955

	Food Products — 1.0%
7,300	Flowers Foods, Inc.	214,328
8,500	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	188,700
2,950	General Mills, Inc.	202,724

		605,752

	Gas Utilities — 0.8%
4,000	Energen Corp.	181,120
3,800	National Fuel Gas Co.	160,284
3,550	Questar Corp.	145,266

		486,670

	Health Care Equipment & Supplies — 2.1%
20,290	Baxter International, Inc.	1,331,633

	Health Care Providers & Services — 3.8%
14,300	Express Scripts, Inc. (a)	1,055,626
24,150	Medco Health Solutions, Inc. (a)	1,086,750
4,750	Owens & Minor, Inc.	230,375

		2,372,751

	Hotels, Restaurants & Leisure — 2.4%
24,465	McDonald’s Corp.	1,509,491

	Household Durables — 0.3%
6,050	Tupperware Brands Corp.	167,162

	Household Products — 2.3%
4,550	Church & Dwight Co., Inc.	282,509
15,200	Colgate-Palmolive Co.	1,145,320

		1,427,829

	Insurance — 0.9%
3,600	Assurant, Inc.	198,000
2,900	Chubb Corp. (The)	159,210
4,450	StanCorp Financial Group, Inc.	231,400

		588,610

	Internet & Catalog Retail — 0.2%
2,150	priceline.com, Inc. (a)	147,124

	Internet Software & Services — 0.3%
3,150	Sohu.com, Inc., (China) (a)	175,612

	IT Services — 5.0%
28,300	Accenture Ltd., (Bermuda), Class A	1,075,400
6,000	Hewitt Associates, Inc., Class A (a)	218,640
4,600	MasterCard, Inc., Class A (c)	815,718
39,350	Western Union Co. (The)	970,765

		3,080,523

	Leisure Equipment & Products — 0.3%
6,050	Hasbro, Inc.	210,056

	Life Sciences Tools & Services — 2.2%
5,900	Applied Biosystems, Inc.	202,075
5,200	Invitrogen Corp. (a)	196,560
17,290	Thermo Fisher Scientific, Inc. (a)	950,950

		1,349,585

	Machinery — 2.6%
4,100	AGCO Corp. (a)	174,701
14,140	Cummins, Inc.	618,201
1,800	Flowserve Corp.	159,786
4,500	Gardner Denver, Inc. (a)	156,240
3,350	Joy Global, Inc.	151,219
3,050	Nordson Corp.	149,785
3,300	Parker Hannifin Corp.	174,900

		1,584,832

	Marine — 0.4%
2,850	Genco Shipping & Trading Ltd. (c)	94,734
4,000	Kirby Corp. (a)	151,760

		246,494

	Media — 2.2%
18,850	DIRECTV Group, Inc. (The) (a)	493,304
29,650	DISH Network Corp., Class A (a)	622,650
7,000	Marvel Entertainment, Inc. (a)	238,980

		1,354,934

	Metals & Mining — 0.3%
1,050	Cleveland-Cliffs, Inc.	55,587
2,950	Compass Minerals International, Inc.	154,550

		210,137

	Multiline Retail — 0.3%
7,200	Big Lots, Inc. (a)	200,376

	Multi-Utilities — 0.6%
8,900	Dominion Resources, Inc.	380,742

	Oil, Gas & Consumable Fuels — 9.3%
2,450	Alpha Natural Resources, Inc. (a)	126,004
5,000	Chesapeake Energy Corp.	179,300

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
9,100	Chevron Corp.	750,568
9,600	ConocoPhillips	703,200
3,100	Encore Acquisition Co. (a)	129,518
20,950	Exxon Mobil Corp.	1,626,977
4,050	Murphy Oil Corp.	259,767
9,600	Noble Energy, Inc.	533,664
18,900	Occidental Petroleum Corp.	1,331,505
2,950	Walter Industries, Inc.	139,977

		5,780,480

	Personal Products — 0.4%
5,850	Herbalife Ltd., (Cayman Islands)	231,192

	Pharmaceuticals — 1.5%
8,800	Eli Lilly & Co.	387,464
3,550	Johnson & Johnson	245,944
7,150	Perrigo Co.	274,989

		908,397

	Professional Services — 0.6%
1,900	FTI Consulting, Inc. (a)	137,256
4,150	Watson Wyatt Worldwide, Inc., Class A	206,380

		343,636

	Real Estate Investment Trusts (REITs) — 0.6%
13,750	Annaly Capital Management, Inc.	184,938
5,100	Nationwide Health Properties, Inc.	183,498

		368,436

	Road & Rail — 2.6%
16,500	CSX Corp.	900,405
10,550	Norfolk Southern Corp.	698,515

		1,598,920

	Semiconductors & Semiconductor Equipment — 3.6%
7,450	Altera Corp.	154,066
19,350	Amkor Technology, Inc. (a)	123,260
5,900	Broadcom Corp., Class A (a)	109,917
12,400	Integrated Device Technology, Inc. (a)	96,472
41,250	Intel Corp.	772,612
4,600	Linear Technology Corp.	141,036
9,350	Marvell Technology Group Ltd., (Bermuda) (a)	86,955
8,490	MEMC Electronic Materials, Inc. (a)	239,927
6,750	National Semiconductor Corp.	116,168
16,250	ON Semiconductor Corp. (a) (c)	109,850
5,200	Texas Instruments, Inc.	111,800
6,050	Xilinx, Inc.	141,872

		2,203,935

	Software — 7.3%
17,050	Activision Blizzard, Inc. (a)	263,082
62,350	Microsoft Corp.	1,664,122
80,640	Oracle Corp. (a)	1,637,798
7,007	Sybase, Inc. (a) (c)	214,554
38,600	Symantec Corp. (a)	755,788

		4,535,344

	Specialty Retail — 2.8%
4,900	Advance Auto Parts, Inc.	194,334
6,100	Aeropostale, Inc. (a)	195,871
1,550	AutoZone, Inc. (a)	191,177
13,500	Gap, Inc. (The)	240,030
6,100	Ross Stores, Inc.	224,541
23,300	TJX Cos., Inc.	711,116

		1,757,069

	Textiles, Apparel & Luxury Goods — 0.3%
4,450	Warnaco Group, Inc. (The) (a)	201,541

	Thrifts & Mortgage Finance — 0.4%
13,400	Hudson City Bancorp, Inc.	247,230

	Tobacco — 3.2%
55,650	Altria Group, Inc.	1,104,096
18,450	Philip Morris International, Inc.	887,445

		1,991,541

	Total Long-Term Investments (Cost $66,394,330)	61,484,145

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
827,738	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $827,738)	827,738

	Investments for Cash Collateral for Securities on Loan — 1.7% Investment Company — 1.7%
1,029,500	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $1,029,500)	1,029,500

	Total Investments — 102.0% (Cost $68,251,568)	63,341,383
	Liabilities in Excess of Other Assets — (2.0)%	(1,245,082)

	NET ASSETS — 100.0%	$62,096,301

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,160,256
Aggregate gross unrealized depreciation	(8,070,441)

Net unrealized appreciation/depreciation	$(4,910,185)

Federal income tax cost of investments	$68,251,568

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Intrepid Growth Portfolio
Level 1	$ 63,341,383	$ -
Level 2	-	-
Level 3	-	-
Total	$ 63,341,383	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.1%
	Common Stocks — 98.1%
	Aerospace & Defense — 1.5%
8,200	Goodrich Corp.	341,120
2,450	L-3 Communications Holdings, Inc.	240,884
3,400	Northrop Grumman Corp.	205,836

		787,840

	Auto Components — 0.8%
6,300	Autoliv, Inc., (Sweden)	212,625
5,650	BorgWarner, Inc.	185,151

		397,776

	Beverages — 1.1%
13,250	Pepsi Bottling Group, Inc.	386,503
8,850	PepsiAmericas, Inc.	183,372

		569,875

	Building Products — 0.4%
6,400	Lennox International, Inc.	212,928

	Capital Markets — 3.2%
8,286	Apollo Investment Corp. (c)	141,276
5,150	Federated Investors, Inc., Class B	148,578
650	Invesco Ltd.	13,637
4,650	Investment Technology Group, Inc. (a)	141,500
6,500	Northern Trust Corp.	469,299
8,900	Raymond James Financial, Inc.	293,522
17,350	TD AMERITRADE Holding Corp. (a)	281,070
6,600	Waddell & Reed Financial, Inc., Class A	163,350

		1,652,232

	Chemicals — 2.7%
6,250	Airgas, Inc.	310,313
7,920	Celanese Corp., Class A	221,047
1,050	CF Industries Holdings, Inc.	96,033
5,750	Eastman Chemical Co.	316,595
4,000	FMC Corp.	205,560
6,900	Olin Corp.	133,860
3,250	Terra Industries, Inc.	95,550

		1,378,958

	Commercial Banks — 2.2%
9,150	BancorpSouth, Inc. (c)	257,389
4,350	Bank of Hawaii Corp.	232,508
4,350	BOK Financial Corp.	210,584
13,300	TCF Financial Corp.	239,400
3,600	UMB Financial Corp.	189,072

		1,128,953

	Commercial Services & Supplies — 1.2%
19,300	Allied Waste Industries, Inc. (a)	214,423
15,530	R.R. Donnelley & Sons Co.	380,951

		595,374

	Communications Equipment — 1.2%
5,900	CommScope, Inc. (a)	204,376
8,400	Harris Corp.	388,080

		592,456

	Computers & Peripherals — 1.9%
6,300	Lexmark International, Inc., Class A (a)	205,191
13,500	NCR Corp. (a)	297,675
11,850	QLogic Corp. (a)	182,016
13,650	Western Digital Corp. (a)	291,018

		975,900

	Consumer Finance — 0.3%
9,500	Discover Financial Services	131,290

	Containers & Packaging — 1.7%
13,700	Crown Holdings, Inc. (a)	304,277
2,150	Greif, Inc., Class A	141,083
8,500	Owens-Illinois, Inc. (a)	249,900
8,650	Packaging Corp. of America	200,507

		895,767

	Diversified Consumer Services — 2.5%
6,500	Apollo Group, Inc., Class A (a)	385,449
6,400	DeVry, Inc.	317,056
16,850	H&R Block, Inc.	383,338
900	Strayer Education, Inc.	180,234

		1,266,077

	Diversified Financial Services — 0.6%
10,350	Nasdaq OMX Group (The) (a)	316,400

	Diversified Telecommunication Services — 2.1%
10,405	CenturyTel, Inc.	381,343
9,270	Embarq Corp.	375,899

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
30,950	Windstream Corp.	338,593

		1,095,835

	Electric Utilities — 2.0%
9,100	DPL, Inc.	225,680
10,650	Edison International	424,935
15,550	Pepco Holdings, Inc.	356,251

		1,006,866

	Electrical Equipment — 0.8%
5,300	Brady Corp., Class A	186,984
5,750	Hubbell, Inc., Class B	201,538

		388,522

	Electronic Equipment, Instruments & Components — 1.2%
2,450	Anixter International, Inc. (a)	145,800
11,600	Arrow Electronics, Inc. (a)	304,152
19,600	Jabil Circuit, Inc.	186,984

		636,936

	Energy Equipment & Services — 2.8%
6,330	ENSCO International, Inc.	364,797
6,050	Helmerich & Payne, Inc.	261,300
3,568	National Oilwell Varco, Inc. (a)	179,221
4,800	Oil States International, Inc. (a)	169,680
13,100	Patterson-UTI Energy, Inc.	262,262
4,000	Unit Corp. (a)	199,280

		1,436,540

	Food & Staples Retailing — 0.4%
5,350	BJ’s Wholesale Club, Inc. (a)	207,901

	Food Products — 0.7%
6,650	Flowers Foods, Inc.	195,244
6,600	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	146,520

		341,764

	Gas Utilities — 2.3%
6,595	Energen Corp.	298,622
7,500	National Fuel Gas Co.	316,350
8,650	Questar Corp.	353,958
8,250	UGI Corp.	212,685

		1,181,615

	Health Care Equipment & Supplies — 0.3%
5,850	Kinetic Concepts, Inc. (a)	167,252

	Health Care Providers & Services — 5.0%
6,310	Aetna, Inc.	227,854
5,450	AMERIGROUP Corp. (a)	137,558
13,500	Cigna Corp.	458,730
4,950	Express Scripts, Inc. (a)	365,409
6,250	Laboratory Corp. of America Holdings (a)	434,375
6,300	Lincare Holdings, Inc. (a)	189,567
9,550	Omnicare, Inc.	274,754
9,400	Quest Diagnostics, Inc.	485,697

		2,573,944

	Hotels, Restaurants & Leisure — 1.1%
12,350	Darden Restaurants, Inc.	353,580
5,250	International Speedway Corp., Class A	204,278

		557,858

	Household Durables — 1.4%
250	Garmin Ltd., (Cayman Islands) (a)	8,485
14,450	Leggett & Platt, Inc.	314,865
4,860	Snap-On, Inc.	255,928
5,100	Tupperware Brands Corp.	140,913

		720,191

	Household Products — 0.7%
5,850	Church & Dwight Co., Inc.	363,227

	Insurance — 6.1%
5,450	Allied World Assurance Co. Holdings Ltd., (Bermuda)	193,584
5,250	American Financial Group, Inc.	154,875
5,750	Arch Capital Group Ltd., (Bermuda) (a)	419,922
7,900	Aspen Insurance Holdings Ltd., (Bermuda)	217,250
6,900	Assurant, Inc.	379,500
11,550	Axis Capital Holdings Ltd., (Bermuda)	366,251
4,650	Hanover Insurance Group, Inc. (The)	211,668
5,200	PartnerRe Ltd., (Bermuda)	354,068
5,950	Platinum Underwriters Holdings Ltd., (Bermuda)	211,106
4,950	RenaissanceRe Holdings Ltd., (Bermuda)	257,400
4,600	StanCorp Financial Group, Inc.	239,200

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
2,600	Transatlantic Holdings, Inc.	141,310

		3,146,134

	Internet & Catalog Retail — 0.5%
3,500	priceline.com, Inc. (a) (c)	239,505

	Internet Software & Services — 0.3%
2,900	Sohu.com, Inc., (China) (a)	161,675

	IT Services — 3.2%
7,100	Accenture Ltd., (Bermuda), Class A	269,800
8,050	Affiliated Computer Services, Inc., Class A (a)	407,571
3,050	Alliance Data Systems Corp. (a)	193,309
10,900	Broadridge Financial Solutions, Inc.	167,751
5,900	Computer Sciences Corp. (a)	237,121
10,000	Hewitt Associates, Inc., Class A (a)	364,400

		1,639,952

	Leisure Equipment & Products — 0.7%
10,150	Hasbro, Inc.	352,408

	Life Sciences Tools & Services — 1.5%
13,400	Applied Biosystems, Inc.	458,950
8,250	Invitrogen Corp. (a)	311,850

		770,800

	Machinery — 5.1%
6,650	AGCO Corp. (a)	283,357
7,846	Cummins, Inc.	343,026
9,350	Dover Corp.	379,142
5,490	Eaton Corp.	308,428
4,950	Gardner Denver, Inc. (a)	171,864
4,350	Joy Global, Inc.	196,359
3,250	Lincoln Electric Holdings, Inc.	209,008
10,730	Manitowoc Co., Inc. (The)	166,852
6,945	Parker Hannifin Corp.	368,084
3,350	SPX Corp.	257,950

		2,684,070

	Marine — 0.5%
2,500	Genco Shipping & Trading Ltd. (c)	83,100
4,800	Kirby Corp. (a)	182,112

		265,212

	Media — 2.2%
7,700	CBS Corp., Class B	112,266
14,150	DISH Network Corp., Class A (a)	297,150
7,600	DreamWorks Animation SKG, Inc., Class A (a)	239,020
5,750	Marvel Entertainment, Inc. (a)	196,305
7,150	Omnicom Group, Inc.	275,704

		1,120,445

	Metals & Mining — 0.4%
1,050	Cleveland-Cliffs, Inc.	55,587
1,680	United States Steel Corp.	130,385

		185,972

	Multiline Retail — 0.6%
7,350	Big Lots, Inc. (a)	204,551
4,700	Family Dollar Stores, Inc.	111,390

		315,941

	Multi-Utilities — 4.3%
11,250	Alliant Energy Corp.	362,363
25,230	CenterPoint Energy, Inc.	367,601
6,050	Dominion Resources, Inc.	258,819
7,050	DTE Energy Co.	282,846
12,750	MDU Resources Group, Inc.	369,749
6,700	SCANA Corp.	260,831
20,300	TECO Energy, Inc.	319,319

		2,221,528

	Oil, Gas & Consumable Fuels — 4.9%
3,900	Berry Petroleum Co., Class A	151,047
5,900	Cimarex Energy Co.	288,569
4,500	Encore Acquisition Co. (a)	188,010
5,850	Forest Oil Corp. (a)	290,160
5,400	Frontline Ltd., (Bermuda) (c)	259,578
7,200	Mariner Energy, Inc. (a)	147,600
4,700	Massey Energy Co.	167,649
6,300	Murphy Oil Corp.	404,081
5,920	Noble Energy, Inc.	329,093
2,950	Walter Industries, Inc.	139,978
2,500	Whiting Petroleum Corp. (a)	178,150

		2,543,915

	Paper & Forest Products — 0.3%
35,950	Domtar Corp., (Canada) (a)	165,370

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Personal Products — 0.8%
6,100	Herbalife Ltd., (Cayman Islands)	241,072
5,700	NBTY, Inc. (a)	168,264

		409,336

	Pharmaceuticals — 1.9%
10,050	Endo Pharmaceuticals Holdings, Inc. (a)	201,000
6,300	Perrigo Co.	242,298
19,450	Warner Chilcott Ltd., (Bermuda), Class A (a)	294,084
8,350	Watson Pharmaceuticals, Inc. (a)	237,975

		975,357

	Professional Services — 0.4%
3,650	Watson Wyatt Worldwide, Inc., Class A	181,515

	Real Estate Investment Trusts (REITs) — 5.6%
7,800	AMB Property Corp.	353,340
30,400	Annaly Capital Management, Inc.	408,880
7,400	Health Care REIT, Inc.	393,902
9,310	Hospitality Properties Trust	191,041
5,350	Mack-Cali Realty Corp.	181,205
6,980	Nationwide Health Properties, Inc.	251,140
10,130	ProLogis	418,065
9,400	Senior Housing Properties Trust	224,002
9,100	Ventas, Inc.	449,722

		2,871,297

	Real Estate Management & Development — 0.3%
3,040	Jones Lang LaSalle, Inc.	132,179

	Road & Rail — 1.2%
5,100	CSX Corp.	278,307
5,200	Ryder System, Inc.	322,400

		600,707

	Semiconductors & Semiconductor Equipment — 3.0%
14,050	Amkor Technology, Inc. (a)	89,499
13,800	Integrated Device Technology, Inc. (a)	107,364
6,900	Intersil Corp., Class A	114,402
4,900	Linear Technology Corp.	150,234
7,365	MEMC Electronic Materials, Inc. (a)	208,135
15,900	National Semiconductor Corp.	273,638
34,700	ON Semiconductor Corp. (a) (c)	234,572
15,650	Xilinx, Inc.	366,992

		1,544,836

	Software — 2.5%
11,780	BMC Software, Inc. (a)	337,262
19,300	Compuware Corp. (a)	187,017
8,350	Parametric Technology Corp. (a)	153,640
5,039	Sybase, Inc. (a) (c)	154,294
15,400	Symantec Corp. (a)	301,532
8,400	Synopsys, Inc. (a)	167,580

		1,301,325

	Specialty Retail — 4.3%
9,250	Advance Auto Parts, Inc.	366,855
5,750	Aeropostale, Inc. (a)	184,633
3,120	AutoZone, Inc. (a)	384,821
7,500	GameStop Corp., Class A (a)	256,575
25,150	Gap, Inc. (The)	447,166
11,700	RadioShack Corp.	202,176
10,800	Ross Stores, Inc.	397,547

		2,239,773

	Textiles, Apparel & Luxury Goods — 1.5%
6,700	Fossil, Inc. (a)	189,141
4,850	V.F. Corp.	374,954
4,700	Warnaco Group, Inc. (The) (a)	212,863

		776,958

	Thrifts & Mortgage Finance — 1.6%
23,500	Hudson City Bancorp, Inc.	433,575
23,800	New York Community Bancorp, Inc.	399,602

		833,177

	Tobacco — 2.3%
6,530	Lorillard, Inc.	464,610
3,610	Reynolds American, Inc.	175,518
8,180	UST, Inc.	544,296

		1,184,424

	Total Long-Term Investments (Cost $56,887,583)	50,444,088

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 2.0%
	Investment Company — 2.0%
1,039,200	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (m) (Cost $1,039,200)	1,039,200

	Investments of Cash Collateral for Securities on Loan — 2.0%
	Investment Company — 2.0%
1,010,750	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $1,010,750)	1,010,750

	Total Investments — 102.1% (Cost $58,937,533)	52,494,038
	Liabilities in Excess of Other Assets — (2.1)%	(1,068,119)

	NET ASSETS — 100.0%	$51,425,919

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,620,327
Aggregate gross unrealized depreciation	(8,063,822)

Net unrealized appreciation/depreciation	$(6,443,495)

Federal income tax cost of investments	$58,937,533

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Intrepid Mid Cap Portfolio
Level 1	$ 52,494,038	$ -
Level 2	-	-
Level 3	-	-
Total	$ 52,494,038	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 1.3%
1,425	Orbital Sciences Corp. (a)	34,157

	Air Freight & Logistics — 0.9%
1,550	Pacer International, Inc.	25,529

	Airlines — 0.8%
1,250	Continental Airlines, Inc., Class B (a)	20,850
50	UAL Corp.	440

		21,290

	Auto Components — 1.2%
850	ArvinMeritor, Inc.	11,084
525	ATC Technology Corp. (a)	12,464
475	Drew Industries, Inc. (a)	8,127

		31,675

	Biotechnology — 3.4%
350	Alexion Pharmaceuticals, Inc. (a)	13,754
450	Alkermes, Inc. (a)	5,985
425	Arena Pharmaceuticals, Inc. (a)	2,125
300	BioMarin Pharmaceutical, Inc. (a)	7,947
50	Cephalon, Inc. (a)	3,875
175	Combinatorx, Inc. (a)	565
775	Human Genome Sciences, Inc. (a)	4,921
1,200	Keryx Biopharmaceuticals, Inc. (a)	420
25	Martek Biosciences Corp. (a)	786
100	Myriad Genetics, Inc. (a)	6,488
125	Onyx Pharmaceuticals, Inc. (a)	4,523
175	Progenics Pharmaceuticals, Inc. (a)	2,329
1,600	Protalix BioTherapeutics, Inc., (Israel) (a)	3,568
400	Regeneron Pharmaceuticals, Inc. (a)	8,732
100	Rigel Pharmaceuticals, Inc. (a)	2,335
675	Seattle Genetics, Inc. (a)	7,223
150	United Therapeutics Corp. (a)	15,775

		91,351

	Building Products — 1.4%
175	Gibraltar Industries, Inc.	3,274
650	INSTEEL Industries, Inc.	8,834
600	NCI Building Systems, Inc. (a)	19,050
425	Quanex Building Products Corp.	6,477

		37,635

	Capital Markets — 1.7%
225	Affiliated Managers Group, Inc. (a)	18,641
850	Federated Investors, Inc., Class B	24,522
25	Janus Capital Group, Inc.	607
325	LaBranche & Co., Inc. (a)	1,463

		45,233

	Chemicals — 1.3%
950	Innospec, Inc., (United Kingdom)	11,457
425	Spartech Corp.	4,208
700	Terra Industries, Inc.	20,579

		36,244

	Commercial Banks — 6.5%
100	1st Source Corp.	2,350
825	BancFirst Corp.	39,872
250	Central Pacific Financial Corp.	4,203
300	City Holding Co.	12,675
78	Commerce Bancshares, Inc.	3,619
100	First Merchants Corp.	2,280
400	Guaranty Bancorp (a)	2,440
50	Lakeland Financial Corp.	1,098
125	Sierra Bancorp	2,608
1,275	Simmons First National Corp., Class A	45,389
475	South Financial Group, Inc. (The)	3,482
43	StellarOne Corp.	889
825	Suffolk Bancorp	32,513
1,325	TCF Financial Corp.	23,850
800	W Holding Co., Inc.	432

		177,700

	Commercial Services & Supplies — 2.6%
650	Deluxe Corp.	9,354
2,200	IKON Office Solutions, Inc.	37,421
100	Standard Parking Corp. (a)	2,222
2,300	Standard Register Co. (The)	22,655
100	Steelcase, Inc., Class A	1,075

		72,727

	Communications Equipment — 4.1%
400	Adtran, Inc.	7,796
750	Avocent Corp. (a)	15,345
750	Black Box Corp.	25,898
250	CommScope, Inc. (a)	8,660
2,725	Emulex Corp. (a)	29,075
1,000	InterDigital, Inc. (a)	24,050

JPMorgan Insurance Trust Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Communications Equipment — Continued
150	Tellabs, Inc. (a)	609

		111,433

	Computers & Peripherals — 0.9%
950	Imation Corp.	21,460
75	QLogic Corp. (a)	1,152
250	Rackable Systems, Inc. (a)	2,453

		25,065

	Construction & Engineering — 1.4%
300	Dycom Industries, Inc. (a)	3,906
1,200	EMCOR Group, Inc. (a)	31,584
75	Integrated Electrical Services, Inc. (a)	1,317
125	KBR, Inc.	1,909

		38,716

	Construction Materials — 0.0% (g)
50	Headwaters, Inc. (a)	668

	Consumer Finance — 1.2%
275	Advance America Cash Advance Centers, Inc.	822
775	AmeriCredit Corp. (a)	7,851
175	Credit Acceptance Corp. (a)	2,975
800	Dollar Financial Corp. (a)	12,312
275	World Acceptance Corp. (a)	9,900

		33,860

	Containers & Packaging — 1.7%
6,550	Graphic Packaging Holding Co. (a)	16,374
300	Myers Industries, Inc.	3,783
400	Rock-Tenn Co., Class A	15,992
2,075	Smurfit-Stone Container Corp. (a)	9,753

		45,902

	Diversified Consumer Services — 0.3%
250	Coinstar, Inc. (a)	8,000

	Diversified Telecommunication Services — 1.0%
1,100	Consolidated Communications Holdings, Inc.	16,588
925	Frontier Communications Corp.	10,638

		27,226

	Electric Utilities — 0.8%
425	El Paso Electric Co. (a)	8,925
300	Portland General Electric Co.	7,098
175	UniSource Energy Corp.	5,108

		21,131

	Electrical Equipment — 0.1%
475	LSI Industries, Inc.	3,928

	Electronic Equipment, Instruments & Components — 2.5%
250	Benchmark Electronics, Inc. (a)	3,520
1,025	Coherent, Inc. (a)	36,439
1,450	Methode Electronics, Inc.	12,963
75	Mettler-Toledo International, Inc. (a)	7,350
5,150	Sanmina-SCI Corp. (a)	7,210
25	Tech Data Corp. (a)	746

		68,228

	Energy Equipment & Services — 1.9%
175	Dresser-Rand Group, Inc. (a)	5,507
1,100	Grey Wolf, Inc. (a)	8,558
2,400	ION Geophysical Corp. (a)	34,056
125	Patterson-UTI Energy, Inc.	2,503

		50,624

	Food & Staples Retailing — 1.1%
675	Nash Finch Co.	29,106

	Gas Utilities — 1.8%
1,025	Nicor, Inc.	45,459
50	ONEOK, Inc.	1,720

		47,179

	Health Care Equipment & Supplies — 3.5%
1,600	Invacare Corp.	38,624
400	Quidel Corp. (a)	6,564
600	Teleflex, Inc.	38,094
425	Thoratec Corp. (a)	11,156

		94,438

	Health Care Providers & Services — 5.0%
725	Apria Healthcare Group, Inc. (a)	13,224
625	Landauer, Inc.	45,469
800	Magellan Health Services, Inc. (a)	32,848
675	Medcath Corp. (a)	12,096
1,225	Omnicare, Inc.	35,243

		138,880

	Health Care Technology — 0.2%
325	MedAssets, Inc. (a)	5,590

	Hotels, Restaurants & Leisure — 1.4%
1,475	AFC Enterprises, Inc. (a)	10,709
4,850	Denny’s Corp. (a)	12,512
575	Domino’s Pizza, Inc. (a)	6,981

JPMorgan Insurance Trust Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — Continued
600	Monarch Casino & Resort, Inc. (a)	6,834

		37,036

	Household Durables — 3.8%
1,650	American Greetings Corp., Class A	25,228
325	Blyth, Inc.	3,686
100	CSS Industries, Inc.	2,574
475	Furniture Brands International, Inc.	4,997
1,625	Helen of Troy Ltd., (Bermuda) (a)	37,000
1,075	Leggett & Platt, Inc.	23,424
275	Standard Pacific Corp. (a)	1,350
250	Tupperware Brands Corp.	6,908

		105,167

	Insurance — 3.7%
251	Argo Group International Holdings Ltd., (Bermuda) (a)	9,249
575	Aspen Insurance Holdings Ltd., (Bermuda)	15,813
75	Axis Capital Holdings Ltd., (Bermuda)	2,378
925	Conseco, Inc. (a)	3,256
475	Harleysville Group, Inc.	17,955
100	LandAmerica Financial Group, Inc.	2,425
375	Navigators Group, Inc. (a)	21,750
450	Platinum Underwriters Holdings Ltd., (Bermuda)	15,966
150	ProAssurance Corp. (a)	8,400
50	RenaissanceRe Holdings Ltd., (Bermuda)	2,600

		99,792

	Internet Software & Services — 0.7%
250	AsiaInfo Holdings, Inc., (China) (a)	2,295
242	ModusLink Global Solutions, Inc. (a)	2,326
1,400	ValueClick, Inc. (a)	14,322

		18,943

	IT Services — 1.0%
725	Acxiom Corp.	9,091
250	CSG Systems International, Inc. (a)	4,383
78	Cybersource Corp. (a)	1,257
350	Global Cash Access Holdings, Inc. (a)	1,771
375	Hackett Group, Inc. (The) (a)	2,040
25	Hewitt Associates, Inc., Class A (a)	911
2,650	Unisys Corp. (a)	7,287

		26,740

	Leisure Equipment & Products — 1.5%
900	Hasbro, Inc.	31,248
425	JAKKS Pacific, Inc. (a)	10,587

		41,835

	Life Sciences Tools & Services — 2.0%
75	AMAG Pharmaceuticals, Inc. (a)	2,905
325	Enzo Biochem, Inc. (a)	3,569
150	Illumina, Inc. (a)	6,080
475	Medivation, Inc. (a)	12,568
1,175	PerkinElmer, Inc.	29,339

		54,461

	Machinery — 2.3%
150	AGCO Corp. (a)	6,392
575	Nordson Corp.	28,237
700	Tecumseh Products Co., Class A (a)	17,527
450	Wabash National Corp.	4,253
100	Wabtec Corp.	5,123

		61,532

	Media — 0.8%
1,600	Charter Communications, Inc., Class A (a)	1,168
750	Cumulus Media, Inc., Class A (a)	3,195
400	Entercom Communications Corp., Class A	2,008
2,950	Sinclair Broadcast Group, Inc., Class A	14,868

		21,239

	Metals & Mining — 0.9%
75	Steel Dynamics, Inc.	1,282
1,500	Worthington Industries, Inc.	22,410

		23,692

	Multiline Retail — 1.3%
1,225	Big Lots, Inc. (a)	34,092

	Multi-Utilities — 0.8%
875	NorthWestern Corp.	21,989
100	PNM Resources, Inc.	1,024

		23,013

JPMorgan Insurance Trust Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — 3.6%
50	APCO Argentina, Inc.	1,416
200	Brigham Exploration Co. (a)	2,198
1,825	Energy Partners, Ltd. (a)	15,822
400	Frontier Oil Corp.	7,368
175	Frontline Ltd., (Bermuda)	8,412
275	Mariner Energy, Inc. (a)	5,638
3,950	Meridian Resource Corp. (a)	7,268
25	PrimeEnergy Corp. (a)	1,850
175	Rosetta Resources, Inc. (a)	3,213
650	Stone Energy Corp. (a)	27,514
225	Swift Energy Co. (a)	8,705
825	VAALCO Energy, Inc. (a)	5,643
75	W&T Offshore, Inc.	2,047
100	Westmoreland Coal Co. (a)	1,580

		98,674

	Paper & Forest Products — 0.3%
1,000	Buckeye Technologies, Inc. (a)	8,190

	Personal Products — 0.2%
200	NBTY, Inc. (a)	5,904

	Pharmaceuticals — 1.8%
475	Cardiome Pharma Corp., (Canada) (a)	3,610
275	Cypress Bioscience, Inc. (a)	2,021
975	MDRNA, Inc. (a)	380
200	Perrigo Co.	7,692
525	ULURU, Inc. (a)	525
1,400	ViroPharma, Inc. (a)	18,368
275	Watson Pharmaceuticals, Inc. (a)	7,838
150	XenoPort, Inc. (a)	7,274

		47,708

	Professional Services — 1.0%
900	Administaff, Inc.	24,498
225	COMSYS IT Partners, Inc. (a)	2,187

		26,685

	Real Estate Investment Trusts (REITs) — 6.0%
1,400	Anthracite Capital, Inc.	7,504
575	Anworth Mortgage Asset Corp.	3,404
1,025	DCT Industrial Trust, Inc.	7,677
150	Home Properties, Inc.	8,693
1,425	Lexington Realty Trust	24,539
875	LTC Properties, Inc.	25,654
2,175	MFA Mortgage Investments, Inc.	14,138
50	Mid-America Apartment Communities, Inc.	2,457
175	Pennsylvania Real Estate Investment Trust	3,299
200	PS Business Parks, Inc.	11,520
1,100	Ramco-Gershenson Properties Trust	24,661
650	Strategic Hotels & Resorts, Inc.	4,908
1,375	Sunstone Hotel Investors, Inc.	18,563
100	Taubman Centers, Inc.	5,000

		162,017

	Road & Rail — 0.6%
250	Con-way, Inc.	11,028
350	YRC Worldwide, Inc. (a)	4,186

		15,214

	Semiconductors & Semiconductor Equipment — 4.1%
425	Amkor Technology, Inc. (a)	2,707
450	Asyst Technologies, Inc. (a)	1,080
300	Atmel Corp. (a)	1,017
300	Brooks Automation, Inc. (a)	2,508
2,425	Cirrus Logic, Inc. (a)	13,216
850	Cymer, Inc. (a)	21,531
475	Integrated Device Technology, Inc. (a)	3,696
4,875	LSI Corp. (a)	26,129
2,225	Micrel, Inc.	20,181
375	OmniVision Technologies, Inc. (a)	4,279
250	Semtech Corp. (a)	3,490
1,975	Silicon Storage Technology, Inc. (a)	6,439
300	Ultratech, Inc. (a)	3,630
225	Zoran Corp. (a)	1,836

		111,739

	Software — 6.1%
2,950	Aspen Technology, Inc. (a)	37,464
1,137	EPIQ Systems, Inc. (a)	15,463
75	Fair Isaac Corp.	1,729
125	JDA Software Group, Inc. (a)	1,901
125	Magma Design Automation, Inc. (a)	503
200	MicroStrategy, Inc., Class A (a)	11,906
1,500	Net 1 UEPS Technologies, Inc., (South Africa) (a)	33,494
250	Pegasystems, Inc.	3,228
450	Secure Computing Corp. (a)	2,466

JPMorgan Insurance Trust Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Software — Continued
75	SPSS, Inc. (a)	2,202
850	Sybase, Inc. (a)	26,027
1,275	Synopsys, Inc. (a)	25,436
225	Wind River Systems, Inc. (a)	2,250

		164,069

	Specialty Retail — 3.4%
225	Advance Auto Parts, Inc.	8,924
700	Barnes & Noble, Inc.	18,256
975	Cache, Inc. (a)	6,698
625	Collective Brands, Inc. (a)	11,444
1,900	Finish Line, Inc. (The), Class A	18,981
2,100	Midas, Inc. (a)	28,896

		93,199

	Thrifts & Mortgage Finance — 0.2%
1,300	Federal Agricultural Mortgage Corp., Class C	5,330
150	Ocwen Financial Corp. (a)	1,208

		6,538

	Tobacco — 0.6%
4,450	Alliance One International, Inc. (a)
		16,910

	Trading Companies & Distributors — 0.9%
775	WESCO International, Inc. (a)	24,940

	Wireless Telecommunication Services — 0.4%
1,400	Centennial Communications Corp. (a)	8,736
150	USA Mobility, Inc. (a)	1,650

		10,386

	Total Long-Term Investments (Cost $3,300,218)	2,663,230

SHARES

	Short-Term Investment — 3.4%
	Investment Company — 3.4%
91,045	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $91,045)	91,045

	Total Investments — 101.4% (Cost $3,391,263)	2,754,275
	Liabilities in Excess of Other Assets — (1.4)%	(38,471)

	NET ASSETS — 100.0%	$2,715,804

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,674
Aggregate gross unrealized depreciation	(775,662)

Net unrealized appreciation/depreciation	$(636,988)

Federal income tax cost of investments	$3,391,263

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Small Cap Equity Portfolio
Level 1	$ 2,754,275	$ -
Level 2	-	-
Level 3	-	-
Total	$ 2,754,275	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008